UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1: Report(s) to Shareholders.

Annual Report  |  December 31, 2016
Schwab MarketTrack Growth Portfolio II™

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab MarketTrack Growth Portfolio II
The Investment Environment

Over the 12-month reporting period ended December 31, 2016, both equity and fixed-income markets generated positive returns. U.S. equities ended the year near record highs despite beginning the year with one of the worst starts in history, while many international equities struggled to gain traction amidst weak global growth and finished the reporting period only slightly ahead. In fixed-income markets, many investors sought the perceived safety of bonds as uncertainty remained heightened during much of 2016. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 11.96%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned 1.00%. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.65% for the 12-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 1.81%.
The 12-month reporting period was marked by bouts of volatility, especially in the first part of 2016. The price of crude oil fell sharply early in the year, causing a selloff in energy stocks and high-yield debt, and prices continued to fluctuate as the reporting period continued. Concerns about financial turmoil in China and in parts of Europe weighed on global economic growth, and currency movements and central bank policies in both the U.S. and abroad also contributed to market ups and downs. The results of the United Kingdom’s vote in June to leave the European Union (Brexit) triggered a selloff in global equities and sent bond yields downward across the globe, with the yield on the 10-year Treasury note falling below 1.4% for the first time on record less than two weeks later. Additionally, the British pound fell sharply against the U.S. dollar and continued to depreciate as the year continued, losing roughly 17% through the end of 2016. Though many markets calmed in late summer and early fall, uncertainty surrounding the U.S. presidential election contributed to an uptick in both equity and bond market volatility in October and November. Though U.S. equity futures markets initially fell after Election Day results were announced, stocks soon rebounded and 10-year Treasury yields rose to above 2.0%, staying there for the remainder of the year.
The U.S. economic picture generally improved, despite several uneven measurements during the reporting period. Nonfarm payroll numbers came in near expectations each month outside of a steep drop in May, and the unemployment rate dropped to 4.6% in November—the lowest level since before the 2008 financial crisis. The U.S. housing market continued to recover, with steady demand for single-family homes, and an overall upward trend in the number of building permits issued. Meanwhile, U.S. economic growth trended upwards after dipping slightly in the first quarter of 2016, with the third quarter’s measurement coming in as the fastest growth rate recorded in two years.
Asset Class Performance Comparison % returns during the 12 months ended 12/31/2016

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
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Schwab MarketTrack Growth Portfolio II
The Investment Environment (continued)

Over the 12-month reporting period, U.S. monetary policy remained accommodative. The Federal Reserve (Fed) left short-term interest rates unchanged through its November meeting, as concerns about inconsistent U.S. economic data and sluggish global growth remained. The Brexit vote and uncertainty surrounding the U.S. election further complicated the Fed’s decision. However, at the Fed’s last meeting of the year in December, members voted to raise the federal funds rate by 25 basis points to a range of 0.50% to 0.75%, with forecasts for two to three additional hikes in 2017. The Fed voiced optimism about the U.S. economy, noting belief that “….the economy will continue to perform well, with the job market strengthening further and inflation rising to 2% over the next couple of years.” U.S. stock markets initially fell after the Fed’s announcement, but then rallied to near record levels in the following days and weeks. The U.S. dollar also continued its upward trajectory, with the Wall Street Journal Dollar Index (WSJ Dollar Index)1 of the dollar’s value against the currencies of 16 major trading partners hitting a 14-year high one day after the Fed’s meeting.
Outside of the U.S., many other central banks continued to increase accommodative monetary policies. The European Central Bank stepped up its bond purchases, lowered a key interest rate further into negative territory, and launched a program to provide cheap funding for European banks. Facing a decelerating economy and heightened fears surrounding the devalued yuan, the People’s Bank of China cut its reserve requirement ratio and increased its lending facilities. Meanwhile, the Bank of Japan expanded its quantitative easing program over the reporting period and introduced negative interest rates, following central bank interest rate policies in Switzerland, Sweden, and Denmark.
Overall, U.S. bond yields remained low for much of 2016, and then increased toward the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose after the Fed increased the federal funds rate in December. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Reflecting improvements in both of these measurements, longer-term yields generally rose during the last six months of 2016, including a noticeable jump after the U.S. presidential election in November. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
[1]	The WSJ Dollar Index measures the U.S. dollar against a basket of 16 major currencies by basing its value on actual, up-to-date turnover by all participants in the foreign-exchange market.
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Schwab MarketTrack Growth Portfolio II
Portfolio Management

Zifan Tang, Ph.D., CFA, Managing Director, Senior Portfolio Manager, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
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Schwab MarketTrack Growth Portfolio II  |  Annual Report

Schwab MarketTrack Growth Portfolio II
Performance and Fund Facts as of 12/31/16

The Schwab MarketTrack Growth Portfolio II (the fund) seeks high capital growth with less volatility than an all-stock fund. The fund primarily utilizes a fund-of-funds structure that involves holding equity, fixed income, and money market funds selected from within the Schwab Funds and Laudus Funds complex, but it may buy individual securities to accomplish its objective. The fund seeks to remain close to the target allocations of 80% equity, 15% fixed income, and 5% cash or cash equivalents (including money market funds), with the equity allocation further diversified into large-cap, small-cap, and international equities.
Market Highlights. U.S. stocks posted double-digit gains for the 12-month reporting period ended December 31, 2016, in a year characterized by surprises, including the United Kingdom’s vote in June to leave the European Union (Brexit) and the results of the U.S. presidential election. Large-cap stocks, represented by the S&P 500® Index, returned 11.96%, while small-cap stocks, represented by the Russell 2000® Index, returned 21.31%. Over the reporting period, the U.S. economy showed steady, albeit slow, gains, and in December, a full year after its last move, the Federal Reserve resumed interest rate normalization, raising the federal funds target rate by one-quarter point. Internationally, both developed and emerging markets struggled amid weak global commodity prices, slow growth in China, and economic concerns in Europe, among other impacts. Additionally, many foreign currencies depreciated versus the U.S. dollar over the 12-month reporting period, further reducing overall returns on overseas investments.
Performance. The fund uses the internally calculated Growth Composite Index II (the composite index) as a performance gauge. (Please see Glossary for components of the composite index.)
For the 12-month reporting period ended December 31, 2016, the fund returned 9.00%. The S&P 500 Index and the Bloomberg Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 11.96% and 2.65%, respectively. The composite index, described above, returned 9.68%. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund that are not incurred by the index.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
All five of the fund’s key asset classes (excluding cash) contributed positively to the fund’s total return for the reporting period, with the fund’s U.S. small-cap equity exposure providing the greatest contribution to total return. The Schwab Small-Cap Index Fund®, representing the fund’s U.S. small-cap exposure, returned 21.33% and slightly outperformed the composite index’s U.S. small-cap equity allocation component. The fund’s U.S. large-cap equity exposure also contributed positively to the fund’s total return through its position in the Schwab® S&P 500 Index Fund, which returned 11.82% for the 12-month reporting period, slightly underperforming the composite index’s U.S. large-cap equity allocation component, the S&P 500 Index, which returned 11.96%. Similarly, the fund’s position in the Schwab 1000 Index® Fund, representing U.S. large/mid-cap equities, contributed notably to the fund’s total return, returning 11.53% but slightly underperforming the composite index’s U.S. large/mid-cap equity allocation component.
Given international equities’ weakness during the reporting period, the fund’s international equity exposure only slightly contributed to the fund’s total return, with the Schwab International Index® Fund returning 1.08%.
The fund’s fixed-income allocation also contributed positively to the fund’s total return, with the Schwab Total Bond Market Fund™ returning 2.22% for the reporting period. On a relative basis, however, the Schwab Total Bond Market Fund™ underperformed the composite index’s U.S. fixed income allocation component, the Bloomberg Barclays U.S. Aggregate Bond Index, detracting from the fund’s relative performance.
Management views may have changed since the report date.
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Schwab MarketTrack Growth Portfolio II
Performance and Fund Facts as of 12/31/16 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	11%
Asset Class Weightings % of Investments1

Top Holdings % of Net Assets2,3

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than other asset classes.
Foreign securities can involve risks such as political and economic instability and currency risk.
[1]	The fund invests mainly in other Schwab Funds.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Growth Portfolio II
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (December 31, 2006 – December 31, 2016)1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio II (11/01/96)	9.00%	9.81%	4.91%
Growth Composite Index II3	9.68%	10.44%	5.40%
S&P 500® Index	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	2.23%	4.34%
Fund Category: Morningstar Allocation – 70% to 85% Equity	7.24%	9.13%	4.74%
Fund Expense Ratios[4]: Net 0.67%; Gross 0.91%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	Prior to April 30, 2015, the Growth Composite Index II was known as the Growth Composite Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.17%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/18. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
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Schwab MarketTrack Growth Portfolio II  |  Annual Report

Schwab MarketTrack Growth Portfolio II
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period 7/1/16-12/31/16[2]
Schwab MarketTrack Growth Portfolio II
Actual Return	0.50%	$1,000.00	$1,070.30	$2.60
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.59	$2.54

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. This ratio does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.
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Schwab MarketTrack Growth Portfolio II  |  Annual Report

Schwab MarketTrack Growth Portfolio II
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$18.48	$19.43	$19.30	$16.04	$14.50
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.27	0.28	0.23	0.29
Net realized and unrealized gains (losses)	1.33	(0.42)	0.77	3.48	1.64
Total from investment operations	1.60	(0.15)	1.05	3.71	1.93
Less distributions:
Distributions from net investment income	(0.31)	(0.31)	(0.26)	(0.30)	(0.39)
Distributions from net realized gains	(0.58)	(0.49)	(0.66)	(0.15)	—
Total distributions	(0.89)	(0.80)	(0.92)	(0.45)	(0.39)
Net asset value at end of period	$19.19	$18.48	$19.43	$19.30	$16.04
Total return	9.00%	(0.93%)	5.46%	23.56%	13.46%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.50%	0.51% [2]	0.50%	0.50%	0.50%
Gross operating expenses	0.66%	0.75%	0.72%	0.80%	0.83%
Net investment income (loss)	1.49%	1.38%	1.45%	1.28%	1.85%
Portfolio turnover rate	11%	9%	14%	13%	8%
Net assets, end of period (x 1,000,000)	$27	$30	$33	$32	$28

1
Calculated based on the average shares outstanding during the period.
2
The ratio of net operating expenses would have been 0.50% if certain non-routine expenses had not been incurred.
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Schwab MarketTrack Growth Portfolio II  |  Annual Report
See financial notes

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.2%	Other Investment Companies	17,000,497	26,476,295
1.5%	Short-Term Investments	408,613	408,613
99.7%	Total Investments	17,409,110	26,884,908
0.3%	Other Assets and Liabilities, Net		72,269
100.0%	Net Assets		26,957,177

Security	Number of Shares	Value ($)
Other Investment Companies 98.2% of net assets

Equity Funds 80.3%
International 20.0%
Schwab International Index Fund (a)	315,014	5,393,033
Large-Cap 40.1%
Schwab 1000 Index Fund (a)	50,270	2,695,488
Schwab S&P 500 Index Fund (a)	236,064	8,125,313
		10,820,801
Small-Cap 20.2%
Schwab Small-Cap Index Fund (a)	193,526	5,438,068
		21,651,902

Fixed-Income Fund 14.8%
Intermediate-Term Bond 14.8%
Schwab Total Bond Market Fund (a)	424,340	3,984,557

Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.70% (a)(b)	839,584	839,836
Total Other Investment Companies
(Cost $17,000,497)		26,476,295
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.5% of net assets

Time Deposits 1.5%
Australia & New Zealand Banking Group Ltd.
0.26%, 01/03/17 (c)	137,453	137,453
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (c)	271,160	271,160
Total Short-Term Investments
(Cost $408,613)		408,613

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $18,107,386 and the unrealized appreciation and depreciation were $8,777,522 and ($0), respectively, with a net unrealized appreciation of $8,777,522.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$26,476,295	$—	$—	$26,476,295
Short-Term Investments[1]	—	408,613	—	408,613
Total	$26,476,295	$408,613	$—	$26,884,908
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
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Schwab MarketTrack Growth Portfolio II  |  Annual Report
See financial notes

Schwab MarketTrack Growth Portfolio II
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments in affiliated underlying funds, at value (cost $17,000,497)		$26,476,295
Investments in unaffiliated issuers, (cost $408,613)	+	408,613
Total investments, at value (cost $17,409,110)		26,884,908
Receivables:
Investments sold		105,000
Dividends		8,247
Fund shares sold		125
Prepaid expenses	+	135
Total assets		26,998,415
Liabilities
Payables:
Investments bought		8,735
Investment adviser and administrator fees		10,171
Fund shares redeemed		2,094
Accrued expenses	+	20,238
Total liabilities		41,238
Net Assets
Total assets		26,998,415
Total liabilities	–	41,238
Net assets		$26,957,177
Net Assets by Source
Capital received from investors		16,463,467
Net investment income not yet distributed		411,673
Net realized capital gains		606,239
Net unrealized capital appreciation		9,475,798

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$26,957,177		1,404,585		$19.19

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See financial notes

Schwab MarketTrack Growth Portfolio II
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Dividends received from affiliated underlying funds		$545,739
Interest	+	795
Total investment income		546,534
Expenses
Investment adviser and administrator fees		120,973
Professional fees		25,368
Independent trustees' fees		11,317
Transfer agent fees		8,395
Shareholder reports		6,543
Portfolio accounting fees		4,518
Custodian fees		2,398
Registration fees		9
Other expenses	+	828
Total expenses		180,349
Expense reduction by CSIM	–	42,879
Net expenses	–	137,470
Net investment income		409,064
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		231,605
Net realized gains on sales of affiliated underlying funds	+	1,149,076
Net realized gains		1,380,681
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	545,698
Net realized and unrealized gains		1,926,379
Increase in net assets resulting from operations		$2,335,443
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See financial notes

Schwab MarketTrack Growth Portfolio II
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$409,064	$434,196
Net realized gains		1,380,681	835,550
Net change in unrealized appreciation (depreciation)	+	545,698	(1,562,535)
Increase (decrease) in net assets from operations		2,335,443	(292,789)
Distributions to Shareholders
Distributions from net investment income		(455,658)	(487,490)
Distributions from net realized gains	+	(840,934)	(779,283)
Total distributions		($1,296,592)	($1,266,773)

Transactions in Fund Shares
		1/1/16-12/31/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		96,355	$1,795,315	86,074	$1,646,192
Shares reinvested		72,314	1,296,592	66,254	1,266,773
Shares redeemed	+	(367,406)	(6,800,438)	(225,620)	(4,309,467)
Net transactions in fund shares		(198,737)	($3,708,531)	(73,292)	($1,396,502)
Shares Outstanding and Net Assets
		1/1/16-12/31/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,603,322	$29,626,857	1,676,614	$32,582,921
Total decrease	+	(198,737)	(2,669,680)	(73,292)	(2,956,064)
End of period		1,404,585	$26,957,177	1,603,322	$29,626,857
Net investment income not yet distributed			$411,673		$455,634
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Schwab MarketTrack Growth Portfolio II  |  Annual Report
See financial notes

Schwab MarketTrack Growth Portfolio II
Financial Notes

1. Business Structure of the Fund:
Schwab MarketTrack Growth Portfolio II (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio™
(formerly Schwab Money Market Portfolio™)
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities and cash equivalents, including money market securities, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2016, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of December 31, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
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Financial Notes (continued)

3. Risk Factors (continued):
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities and instruments.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Investment Style Risk. Certain of the underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks falls behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund's small-cap holdings could reduce performance.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations
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Financial Notes (continued)

3. Risk Factors (continued):
(including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the fund's share price to fall. The risk is greater when the underlying fund holds bonds with longer maturities. To the extent that the investment adviser (or sub-adviser) of an underlying fund anticipates interest rate trends imprecisely, the underlying fund could miss yield opportunities or its share price could fall. Inflation-protected securities may react differently to interest rate changes than other types of debt securities and, as discussed below, tend to react to changes in “real” interest rates.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $500 million	0.44%
Over $500 million	0.39%
For the period ended December 31, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.44%, as a percentage of the fund's average daily net assets.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.50% through April 29, 2018.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of December 31, 2016, the Schwab MarketTrack Growth Portfolio II's ownership percentages of other related funds' shares are:
Schwab 1000 Index Fund	0.0%*
Schwab International Index Fund	0.2%
Schwab S&P 500 Index Fund	0.0%*
Schwab Small-Cap Index Fund	0.2%
Schwab Total Bond Market Fund	0.3%
Schwab Variable Share Price Money Fund, Ultra Shares	0.1%
*	Less than 0.05%
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended December 31, 2016.
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 01/01/16 to 12/31/16	Distributions Received* 01/01/16 to 12/31/16
Schwab 1000 Index Fund	60,017	2,186	(11,933)	50,270	$2,695,488	$134,856	$89,667
Schwab International Index Fund	340,402	27,670	(53,058)	315,014	5,393,033	19,724	169,720
Schwab S&P 500 Index Fund	285,453	11,285	(60,674)	236,064	8,125,313	629,586	204,624
Schwab Small-Cap Index Fund	240,355	17,998	(64,827)	193,526	5,438,068	348,771	219,069
Schwab Total Bond Market Fund	472,937	39,465	(88,062)	424,340	3,984,557	16,139	90,890
Schwab Value Advantage Money Fund, Institutional Prime Shares	536,267	300,304	(836,571)	—	—	—	369
Schwab Variable Share Price Money Fund, Ultra Shares	—	839,584	—	839,584	839,836	—	3,005
Total					$26,476,295	$1,149,076	$777,344
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes (continued)

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
2,940,545	$6,870,572

8. Federal Income Taxes:
As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$427,650
Undistributed long-term capital gains	1,288,538
Unrealized appreciation on investments	8,777,522
Net unrealized appreciation (depreciation)	$8,777,522
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$464,401
Long-term capital gains	832,191
Prior period distributions
Ordinary income	$543,812
Long-term capital gains	722,961
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
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Financial Notes (continued)

8. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, the fund made the following reclassifications:
Capital shares	$—
Undistributed net investment income	2,633
Net realized capital gains (losses)	(2,633)
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack Growth Portfolio II
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2016 by correspondence with the custodian, brokers and transfer agent of the underlying funds, respectively, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
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Other Federal Tax Information (unaudited)

For corporate shareholders, 61.10% of the fund's dividend distributions paid during the fiscal year ended December 31, 2016, qualify under Internal Revenue code section 854(b)(1)(A) for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $832,191 as long-term capital gain dividends for the fiscal year ended December 31, 2016.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab MarketTrack Growth Portfolio II
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab MarketTrack Growth Portfolio II
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab MarketTrack Growth Portfolio II
Glossary

Bloomberg Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
Growth Composite Index II  A custom blended index developed by Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation. Effective January 15, 2015, the index is composed of 30% S&P 500 Index, 10% Schwab 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE (Net) Index, 15% Bloomberg Barclay’s U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1-3 Month Index. For the period March 1, 2014 to January 14, 2015, the index was composed of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE (Net) Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays
U.S. Treasury Bills: 1-3 Months. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market was replaced in the Growth Composite Index II by the S&P 500 Index and the Russell 2000 Index. Prior to March 1, 2014, the index was composed of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE (Net) Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. Treasury Bills 1-3 Months Index.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

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Schwab MarketTrack Growth Portfolio II  |  Annual Report

Notes

Notes

Notes

Annual Report  |  December 31, 2016
Schwab Government Money Market Portfolio™

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab Government Money Market Portfolio
The Investment Environment

Over the reporting period ended December 31, 2016, yields on taxable money market funds generally remained low as the Federal Reserve (Fed) left the federal funds rate unchanged for most of 2016. Slowing global growth and inconsistent U.S. economic data contributed to the Fed’s decision to hold short-term interest rates steady through November, as did spikes in volatility tied to the United Kingdom’s decision in June to leave the European Union (Brexit) and the U.S. presidential election. However, as the U.S. economy began to pick up and show signs of lasting stability, the Fed unanimously voted to raise rates at its last meeting of the year in December. Yields on short-term securities rose soon after, including the yields on many taxable money market funds.
Outside the U.S., many countries continued to face weak economic growth and inflation below targeted levels. In response, central banks in both Asia and Europe took steps to stimulate their respective economies, and maintained or increased accommodative monetary policy measures. Early in the reporting period, the European Central Bank (ECB) expanded its quantitative easing program and launched a program that provides cheap funding to European banks, while also maintaining a negative overnight deposit facility rate. At the end of the year, the ECB announced that it would cut the amount of bonds it was purchasing, but would extend the bond buying program through December of 2017. In Asia, the Bank of Japan launched negative interest rates in February to encourage lending, and later in the reporting period introduced yield curve management as a policy tool, targeting interest rates on government bonds to achieve its inflation goal. Facing slowing growth, the People’s Bank of China (PBOC) lowered the reserve requirement for banks which increased the funds available for banks to make loans. The PBOC also flooded the economy with credit during the reporting period, hoping to further encourage financial institutions to increase lending.
Overall, yields on U.S. Treasuries remained low for much of 2016 and did not increase until the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose as expectations for a December Fed rate hike increased. Longer-term yields, which are generally driven by growth and inflation expectations, rose in the second half of 2016 and climbed further following the unexpected outcome of the U.S. presidential election. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
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Schwab Government Money Market Portfolio
Portfolio Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager and, from 2000 to 2003, worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a Senior Portfolio Manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a Portfolio Manager performing fixed income analysis, a Senior Research Analyst for investor and dealer relations, a Senior Securities Operations Analyst in loan and securities operations, and a Lead Mortgage Securities Operations Specialist. She also worked at Merrill Lynch for a year as a Senior Specialist in fixed income global banking and investments.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Performance and Fund Facts as of 12/31/16

The Schwab Government Money Market Portfolio (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash).For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
As yields on money market securities remained historically low, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the 12-month reporting period ended December 31, 2016, to help the fund maintain a non-negative net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2016, many global markets experienced bouts of heightened volatility. Early in the year, concerns surrounding China’s decelerating economy and sharp fluctuations in the price of oil contributed to market uncertainty, while the United Kingdom’s vote to leave the European Union (Brexit) and the U.S. presidential election added to volatility later in the reporting period. Throughout the year, speculation around the timing of another short-term interest rate increase by the Federal Reserve (Fed) caused investor uncertainty and played a role in market movements. The Fed left the federal funds rate unchanged for most of 2016, only raising it at the Fed’s last meeting of the year in December. The increase in short-term interest rates was expected, and most markets remained orderly as a result.
The implementation of Money Market Fund Reform played a key role in the large outflows and inflows that the money market fund industry experienced in the months prior to final implementation. During the 12-month reporting period, the industry saw an approximate $1 trillion shift in assets from prime money market funds to government money market funds, most of which took place in June through October. The shift in assets went very smoothly, in large part due to the Fed’s Reverse Repurchase Facility providing much needed supply for the government money market funds.
As investors shifted assets from prime money market funds to government money market funds, spreads widened between these two types of securities. Due to this shift in investor demand, yields on prime securities rose while yields on government securities declined.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Rates on short-term government securities fluctuated during the period, driven by Money Market Fund Reform, seasonal changes in supply, and uncertainty surrounding the potential of future Fed short-term interest rate hikes. In this environment, the fund’s weighted average maturity (WAM) started the reporting period at 34 days and ended at 36 days.

Portfolio Composition By Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	36 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Less than 0.05%
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields1
The seven-day yield is the income generated by the fund's holdings minus the fund's operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Government Money Market Portfolio
Ticker Symbol	SWPXX
Seven-Day Yield	0.06%
Seven-Day Effective Yield	0.06%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period[2] 7/1/16–12/31/16
Schwab Government Money Market Portfolio
Actual Return	0.40%	$1,000.00	$1,000.10	$2.01
Hypothetical 5% Return	0.40%	$1,000.00	$1,023.09	$2.03

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. This ratio does not include certain non-routine expenses.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2],[3]	0.00 [2]	0.00 [2],[4]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.37% [5]	0.12% [5]	0.07% [5]	0.08% [5]	0.12% [5]
Gross operating expenses	0.49%	0.54%	0.49%	0.52%	0.49%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$106	$116	$117	$106	$116

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
4
Net realized and unrealized gains (losses) ratio includes payment from affiliate of $45,600.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
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Schwab Government Money Market Portfolio  |  Annual Report
See financial notes

Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
39.6%	Fixed-Rate Obligations	41,874,217	41,874,217
19.9%	Variable-Rate Obligations	21,003,539	21,003,539
0.1%	Other Investment Company	45,600	45,600
40.4%	Repurchase Agreements	42,693,872	42,693,872
100.0%	Total Investments	105,617,228	105,617,228
0.0%	Other Assets and Liabilities, Net		39,356
100.0%	Net Assets		105,656,584

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 39.6% of net assets
U.S. Government Agency Debt 32.0%
FEDERAL HOME LOAN BANKS		0.37%		01/11/17	1,500,000	1,499,844
		0.43%		01/11/17	3,000,000	2,999,976
		0.38%		02/01/17	1,000,000	999,669
		0.41%		02/15/17	1,000,000	999,487
		0.48%		02/15/17	1,000,000	999,403
		0.88%		03/10/17	1,000,000	1,000,715
		0.56%		03/15/17	2,000,000	1,997,729
		0.55%		03/22/17	3,000,000	2,996,347
		0.56%		03/29/17	1,000,000	998,647
		0.50%		04/12/17	1,500,000	1,497,896
		0.51%		05/03/17	1,000,000	998,278
		0.53%		05/05/17	1,000,000	998,178
		0.56%		05/10/17	1,000,000	997,979
		0.59%		05/12/17	1,000,000	997,853
		0.55%		05/25/17	250,000	249,450
		0.63%		06/07/17	1,000,000	997,274
		0.64%		06/09/17	2,000,000	1,994,355
		0.67%		06/29/17	2,000,000	1,993,337
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.50%		01/27/17	4,650,000	4,650,245
		0.48%		02/28/17	2,000,000	1,998,453
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.41%		01/17/17	2,000,000	1,999,636
						33,864,751
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Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 7.6%
UNITED STATES TREASURY		3.13%		01/31/17	1,000,000	1,002,176
		0.88%		01/31/17	1,000,000	1,000,416
		0.63%		02/15/17	1,000,000	1,000,189
		3.00%		02/28/17	1,000,000	1,004,154
		0.88%		02/28/17	2,000,000	2,001,442
		0.50%		02/28/17	1,000,000	1,000,051
		0.88%		04/15/17	1,000,000	1,001,038
						8,009,466
Total Fixed-Rate Obligations
(Cost $41,874,217)						41,874,217

Variable-Rate Obligations 19.9% of net assets
U.S. Government Agency Debt 19.4%
FEDERAL HOME LOAN BANKS		0.78%		01/23/17	5,000,000	5,000,000
		0.72%	01/15/17	03/15/17	1,000,000	1,000,000
		0.41%	01/21/17	04/21/17	3,000,000	2,999,989
		0.63%	02/24/17	05/24/17	5,000,000	5,000,000
		0.79%	02/02/17	11/02/17	1,000,000	999,686
		0.82%	01/02/17	01/02/18	1,000,000	1,002,931
		0.77%	02/26/17	02/26/18	1,000,000	1,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.80%	01/27/17	04/27/17	1,500,000	1,500,839
		0.72%	01/13/17	11/13/17	1,000,000	1,000,000
		0.84%	01/08/17	01/08/18	1,000,000	1,000,000
						20,503,445
U.S. Treasury Debt 0.5%
UNITED STATES TREASURY		0.63%	01/03/17	07/31/17	500,000	500,094
Total Variable-Rate Obligations
(Cost $21,003,539)						21,003,539
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND	(a)	0.42%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
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Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2016 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 40.4% of net assets
U.S. Government Agency Repurchase Agreements* 25.6%
BANK OF NOVA SCOTIA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $2,060,115, 3.5%, due 07/01/46)		0.50%		01/03/17	2,000,111	2,000,000
BNP PARIBAS SA
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities & U.S. Government Agency Securities valued at $10,205,943, 0.13% - 8.88%, due 08/15/17 - 02/15/42)		0.50%		01/03/17	10,000,556	10,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $10,300,259, 1.00% - 1.75%, due 03/08/17 - 06/20/19)		0.51%		01/03/17	10,000,567	10,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Government Agency Securities valued at $5,200,290, 3.5%, due 12/01/46)		0.50%		01/03/17	5,000,278	5,000,000
						27,000,000
U.S. Treasury Repurchase Agreements 14.8%
BARCLAYS CAPITAL INC
Issued 12/27/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $5,100,017, 0.0% - 4.50%, due 01/05/17 - 08/15/39)		0.52%		01/03/17	5,000,506	5,000,000
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $707,844, 0.88%, due 01/31/18)		0.50%		01/03/17	693,911	693,872
JP MORGAN SECURITIES LLC
Issued 12/30/16, repurchase date 01/03/17 (Collateralized by U.S. Treasury Securities valued at $10,200,000, 1.75% - 2.50%, due 12/31/20 - 01/15/28)		0.50%		01/03/17	10,000,556	10,000,000
						15,693,872
Total Repurchase Agreements
(Cost $42,693,872)						42,693,872

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $105,571,628 and the unrealized appreciation and depreciation were $45,600 and ($0), respectively, with a net unrealized appreciation of $45,600.
(a)	The rate shown is the 7-day yield.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

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Schwab Government Money Market Portfolio
Portfolio Holdings as of December 31, 2016 (continued)

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$41,874,217	$—	$41,874,217
Variable-Rate Obligations[1]	—	21,003,539	—	21,003,539
Other Investment Company[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	42,693,872	—	42,693,872
Total	$45,600	$105,571,628	$—	$105,617,228
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
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Schwab Government Money Market Portfolio
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments, at cost and value		$62,923,356
Repurchase agreements, at cost and value	+	42,693,872
Total investments, at cost and value (Note 2a)		105,617,228
Receivables:
Interest		73,186
Fund shares sold		50,040
Dividends		13
Prepaid expenses	+	541
Total assets		105,741,008
Liabilities
Payables:
Investment adviser and administrator fees		27,561
Fund shares redeemed		5,397
Accrued expenses	+	51,466
Total liabilities		84,424
Net Assets
Total assets		105,741,008
Total liabilities	–	84,424
Net assets		$105,656,584
Net Assets by Source
Capital received from investors		105,609,993
Net investment income not yet distributed		991
Net realized capital gains		45,600

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$105,656,584		105,656,818		$1.00

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Schwab Government Money Market Portfolio
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Interest		$436,390
Dividends	+	114
Total investment income		436,504
Expenses
Investment adviser and administrator fees		396,505
Portfolio accounting fees		49,377
Professional fees		39,545
Shareholder reports		20,227
Independent trustees' fees		18,223
Custodian fees		14,718
Transfer agent fees		8,918
Registration fees		369
Other expenses	+	2,135
Total expenses		550,017
Expense reduction by CSIM and its affiliates	–	126,851
Net expenses	–	423,166
Net investment income		13,338
Realized Gains (Losses)
Net realized gains on investments		340
Increase in net assets resulting from operations		$13,678
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Schwab Government Money Market Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$13,338	$11,444
Net realized gains	+	340	71
Increase in net assets from operations		13,678	11,515
Distributions to Shareholders
Distributions from net investment income		($13,338)	($11,444)
Transactions in Fund Shares*
Shares sold		81,374,331	101,290,851
Shares reinvested		13,327	11,445
Shares redeemed	+	(91,698,938)	(102,019,276)
Net transactions in fund shares		(10,311,280)	(716,980)
Net Assets
Beginning of period		115,967,524	116,684,433
Total decrease	+	(10,310,940)	(716,909)
End of period		$105,656,584	$115,967,524
Net investment income not yet distributed		$991	$650
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Government Money Market Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab Government Money Market Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio
(formerly Schwab Money Market Portfolio)
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
Effective April 14, 2016, Schwab Money Market Portfolio changed its name to Schwab Government Money Market Portfolio.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2016, 100% of the fund's shares were held through five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
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Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2016, the fund had investments in repurchase agreements with a gross value of $42,693,872 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase
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Schwab Government Money Market Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counterparty will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a fund investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single fund investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Government Money Market Portfolio
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund's average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.50% through April 29, 2018.
During the period ended December 31, 2016, the fund waived $126,851 in expenses of which $47 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Schwab Government Money Market Portfolio
Financial Notes (continued)

7. Federal Income Taxes:
As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$991
Unrealized appreciation on investments	45,600
Unrealized depreciation on investments	—
Net unrealized appreciation (depreciation)	$45,600
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$13,338
Prior period distributions
Ordinary income	$11,444
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, the fund made the following reclassifications:
Capital shares	$—
Undistributed net investment income	341
Net realized capital gains and losses	(341)
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Government Money Market Portfolio  |  Annual Report

Schwab Government Money Market Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Government Money Market Portfolio (formerly known as “Schwab Money Market Portfolio”)
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Money Market Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
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Schwab Government Money Market Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Schwab Government Money Market Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Government Money Market Portfolio
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab Government Money Market Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Government Money Market Portfolio  |  Annual Report

Notes

Notes

Annual Report  |  December 31, 2016
Schwab S&P 500 Index Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab S&P 500 Index Portfolio
The Investment Environment

Over the 12-month reporting period ended December 31, 2016, U.S. equity markets generated positive returns, despite beginning the year with one of the worst starts in history. Volatility remained heightened in the first part of the year amid uncertain U.S. central bank interest rate policy, large swings in oil and commodity prices, and slowing global economic growth. As the year continued, however, signs of stability emerged, including stronger U.S. economic data and a relatively narrow trading range for the price of oil. In this environment, the S&P 500® Index returned 11.96% for the reporting period.
The U.S. economic picture generally improved, despite several uneven measurements during the reporting period. Nonfarm payroll numbers came in near expectations each month outside of a steep drop in May, and the unemployment rate dropped to 4.6% in November—the lowest level since before the 2008 financial crisis. The U.S. housing market continued to recover, with steady demand for single-family homes, and an overall upward trend in the number of building permits issued. Meanwhile, U.S. economic growth trended upwards after dipping slightly in the first quarter of 2016, with the third quarter’s measurement coming in as the fastest growth rate recorded in two years.
The health of several key overseas economies continued to affect U.S. equity markets over the reporting period. In China, a decelerating economy and currency devaluations weighed on overall global growth early in the year, and contributed to heightened volatility. The United Kingdom’s (U.K.) vote in late June to leave the European Union (also known as Brexit) sent the British pound sharply downward and triggered a selloff in global equity markets, hitting global bank stocks especially hard. As the reporting period continued, however, some signs of stability emerged. The People’s Bank of China increased lending which helped to reverse downward trends in several economic gauges, and many companies, in and outside of the U.K., were able to rebound in the days and weeks that followed the June Brexit vote.
The U.S. presidential election also contributed to market volatility and uncertainty, both in the weeks leading up to and immediately following November 8th. In the month prior to the election, many U.S. stocks fell as concerns surrounding both candidates and what changes they would bring weighed on investor sentiment. After the election, U.S. equities initially fell sharply, and then experienced a strong post-election rally, with some of the best performances coming from stocks in the Financials and Health Care sectors. Additionally, the U.S. dollar strengthened further while selling increased in U.S. bond markets, causing longer-term bond yields to rise.
Asset Class Performance Comparison % returns during the 12 months ended 12/31/2016

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
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Schwab S&P 500 Index Portfolio
The Investment Environment (continued)

Over the 12-month reporting period, U.S. monetary policy remained accommodative. The Federal Reserve (Fed) left short-term interest rates unchanged through its November meeting, as inflation remained below the Fed’s goal and concerns about inconsistent U.S. economic data and sluggish global growth remained. The Brexit vote and uncertainty surrounding the U.S. election further complicated the Fed’s decision. However, at the Fed’s last meeting of the year in December, members voted to raise the federal funds rate by 25 basis points to a range of 0.50% to 0.75%, with forecasts for two to three additional hikes in 2017. The Fed voiced optimism about the U.S. economy, noting belief that “….the economy will continue to perform well, with the job market strengthening further and inflation rising to 2% over the next couple of years.” U.S. stock markets initially fell after the Fed’s announcement, but then rallied to near record levels in the following days and weeks. The U.S. dollar also continued its upward trajectory, with the Wall Street Journal Dollar Index (WSJ Dollar Index)1 of the dollar’s value against the currencies of 16 major trading partners hitting a 14-year high one day after the Fed’s meeting.
Overall, 2016 showed a rotation away from high-dividend stocks and low volatility equities to growth-oriented sectors. Within the S&P 500® Index, the Energy sector performed well during the year as OPEC members agreed to a production cut and oil prices stabilized in the second half of the reporting period. The Telecommunication Services sector generated a positive performance over the reporting period. Demand for wireless communication increased and many telecommunications companies continued to pay relatively high dividends, contributing to the outperformance of many companies in this sector. In contrast, the Real Estate sector was one of only two sectors to generate negative returns over the reporting period, in part due to the much-anticipated rate hike by the Fed which affects mortgage and other lending rates. The Health Care sector also produced a negative performance for the reporting period, amid increased uncertainty surrounding the future of the Affordable Care Act with a new administration in the White House. In the Financials sector, many firms, especially regional banks, fell in the first part of the reporting period due to the negative impacts of low oil prices, uncertainty regarding Fed interest rate moves, and the shrinking spread between short- and long-term yields. After the U.S. presidential election, however, this sector was able to recover, in part due the belief that the new administration would decrease regulation in the finance industry. The Financials sector received another boost in mid-December with the announcement of the Fed’s rate hike.
[1]	The WSJ Dollar Index measures the U.S. dollar against a basket of 16 major currencies by basing its value on actual, up-to-date turnover by all participants in the foreign-exchange market.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Portfolio Management

Agnes Hong, CFA, Vice President and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of 12/31/16

The Schwab S&P 500 Index Portfolio (the fund) seeks to track the total return of the S&P 500® Index (the index), which comprises the stocks of the 500 leading U.S. publicly traded companies across a broad range of industries. To pursue its investment objective, the fund uses a replication investment approach, so its stock weightings generally reflect those of the index. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. U.S. stocks posted double-digit gains for the 12-month reporting period in a year characterized by surprises, including the United Kingdom’s vote in June to leave the European Union (Brexit) and the results of the U.S. presidential election. Large-cap stocks, represented by the S&P 500 Index, returned 11.96%, while small-cap stocks, represented by the Russell 2000® Index, returned 21.31%. Over the reporting period, the U.S. economy showed steady, albeit slow, gains, and in December, a full year after its last move, the Federal Reserve raised the federal funds target rate by one-quarter point.
Performance. The fund returned 11.68% for the 12-month reporting period ended December 31, 2016, compared with the index, which returned 11.96%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The fund closely tracked the index for the reporting period, so contributors and detractors to the fund were consistent with those of the index. From a sector standpoint, the largest detractor from performance for the reporting period was the Health Care sector. Representing roughly 15% of the fund, the sector fell nearly 3% for the period. Among the fund’s Health Care sector holdings, multinational pharmaceutical companies Allergan plc and Gilead Sciences, Inc. were particularly affected, with those positions down roughly 33% and 28%, respectively.
Effective September 1, 2016, Real Estate was moved out from under the Financials sector and established as its own sector, the 11th among what is known as the Global Industry Classification Standard (GICS®) system for identifying and tracking market sectors. For the four-month period since its inception through year-end, the fund’s exposure to the Real Estate sector also detracted from performance. Representing just 1% of the fund, the sector was down nearly 6%. Within the sector, Simon Property Group, Inc., a global leader in retail real estate ownership, management and development, and Welltower, Inc., a real estate investment trust (REIT) that invests primarily in senior housing and assisted-living communities, had the largest drags on performance, with those positions down nearly 17% and 12%, respectively.
The Financials sector contributed the most to the fund’s return. Representing an average weight of approximately 15% of the fund, the sector returned approximately 23% for the reporting period. Within the sector, the fund’s strongest contributors to performance were banking and financial services giant JPMorgan Chase & Co., which returned approximately 35%, and multinational conglomerate holding company Berkshire Hathaway, Inc., Class B shares, which returned approximately 23% for the reporting period.
The fund’s holdings in the Information Technology sector also contributed significantly to performance. Representing an average weight of roughly 21% of the fund, the sector returned approximately 14% for the period. Within the sector, the strongest contributors to fund performance were tech giants Apple, Inc. and Microsoft Corp., which returned approximately 12% and 15%, respectively. NVIDIA Corp., although a relatively small position in the fund, also contributed notably due to its impressive 227% return for the reporting period.
Management views may have changed since the report date.
5
Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of 12/31/16 (continued)

Statistics
Number of Holdings	507
Weighted Average Market Cap ($ x 1,000,000)	$150,086
Price/Earnings Ratio (P/E)	20.2
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate	2%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets1

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.
[1]	This list is not a recommendation of any security by the investment adviser.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (December 31, 2006 – December 31, 2016)1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/96)	11.68%	14.39%	6.79%
S&P 500® Index	11.96%	14.66%	6.95%
Fund Category: Morningstar Large-Cap Blend	11.25%	13.80%	6.26%
Fund Expense Ratio[3]: 0.24%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
7
Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period 7/1/16-12/31/16[2]
Schwab S&P 500 Index Portfolio
Actual Return	0.21%	$1,000.00	$1,077.00	$1.10
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.04	$1.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12- month period. This ratio does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.
8
Schwab S&P 500 Index Portfolio  |  Annual Report

Schwab S&P 500 Index Portfolio
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$30.09	$30.21	$27.03	$20.82	$18.30
Income (loss) from investment operations:
Net investment income (loss)	0.62 [1]	0.59 [1]	0.48	0.42	0.41
Net realized and unrealized gains (losses)	2.85	(0.24)	3.12	6.19	2.45
Total from investment operations	3.47	0.35	3.60	6.61	2.86
Less distributions:
Distributions from net investment income	(0.55)	(0.47)	(0.42)	(0.40)	(0.34)
Net asset value at end of period	$33.01	$30.09	$30.21	$27.03	$20.82
Total return	11.68%	1.17%	13.41%	32.06%	15.74%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.22%	0.24%	0.22%	0.24%	0.28%
Gross operating expenses	0.22%	0.24%	0.23%	0.26%	0.29%
Net investment income (loss)	2.00%	1.94%	1.79%	1.84%	2.03%
Portfolio turnover rate	2%	3%	2%	2%	4%
Net assets, end of period (x 1,000,000)	$282	$245	$229	$193	$139

1
Calculated based on the average shares outstanding during the period.
9
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	144,421,140	280,099,145
0.1%	Other Investment Company	121,740	121,740
0.4%	Short-Term Investment	1,131,422	1,131,422
99.9%	Total Investments	145,674,302	281,352,307
0.1%	Other Assets and Liabilities, Net		321,141
100.0%	Net Assets		281,673,448

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	3,100	122,264
Delphi Automotive plc	3,858	259,836
Ford Motor Co.	55,502	673,239
General Motors Co.	20,395	710,562
Harley-Davidson, Inc.	2,702	157,635
The Goodyear Tire & Rubber Co.	3,662	113,046
		2,036,582

Banks 6.7%
Bank of America Corp.	146,864	3,245,694
BB&T Corp.	11,692	549,758
Citigroup, Inc.	41,376	2,458,976
Citizens Financial Group, Inc.	7,192	256,251
Comerica, Inc.	2,430	165,507
Fifth Third Bancorp	10,505	283,320
Huntington Bancshares, Inc.	15,056	199,040
JPMorgan Chase & Co.	52,058	4,492,085
KeyCorp	15,700	286,839
M&T Bank Corp.	2,371	370,896
People's United Financial, Inc.	5,100	98,736
Regions Financial Corp.	17,127	245,944
SunTrust Banks, Inc.	7,200	394,920
The PNC Financial Services Group, Inc.	7,120	832,755
U.S. Bancorp	23,154	1,189,421
Wells Fargo & Co.	65,815	3,627,065
Zions Bancorp	2,908	125,160
		18,822,367

Capital Goods 7.4%
3M Co.	8,751	1,562,666
Acuity Brands, Inc.	600	138,516
Allegion plc	1,233	78,912
AMETEK, Inc.	3,409	165,677
Arconic, Inc.	6,251	115,894
Caterpillar, Inc.	8,531	791,165
Cummins, Inc.	2,379	325,138
Deere & Co.	4,257	438,641
Dover Corp.	2,300	172,339
Eaton Corp. plc	6,734	451,784
Emerson Electric Co.	9,411	524,663
Fastenal Co.	3,952	185,665
Security	Number of Shares	Value ($)
Flowserve Corp.	1,700	81,685
Fluor Corp.	2,000	105,040
Fortive Corp.	4,453	238,814
Fortune Brands Home & Security, Inc.	2,200	117,612
General Dynamics Corp.	4,045	698,410
General Electric Co.	128,276	4,053,522
Honeywell International, Inc.	11,169	1,293,929
Illinois Tool Works, Inc.	4,673	572,256
Ingersoll-Rand plc	3,600	270,144
Jacobs Engineering Group, Inc. *	1,583	90,231
Johnson Controls International plc	13,650	562,244
L3 Technologies, Inc.	1,100	167,321
Lockheed Martin Corp.	3,630	907,282
Masco Corp.	4,821	152,440
Northrop Grumman Corp.	2,554	594,009
PACCAR, Inc.	5,130	327,807
Parker-Hannifin Corp.	2,035	284,900
Pentair plc	2,399	134,512
Quanta Services, Inc. *	2,497	87,020
Raytheon Co.	4,213	598,246
Rockwell Automation, Inc.	1,785	239,904
Rockwell Collins, Inc.	1,900	176,244
Roper Technologies, Inc.	1,579	289,083
Snap-on, Inc.	788	134,961
Stanley Black & Decker, Inc.	2,223	254,956
Textron, Inc.	4,174	202,689
The Boeing Co.	8,319	1,295,102
TransDigm Group, Inc.	750	186,720
United Rentals, Inc. *	1,200	126,696
United Technologies Corp.	11,154	1,222,701
W.W. Grainger, Inc.	842	195,555
Xylem, Inc.	2,695	133,456
		20,746,551

Commercial & Professional Supplies 0.6%
Cintas Corp.	1,157	133,703
Equifax, Inc.	1,742	205,956
Nielsen Holdings plc	4,983	209,037
Pitney Bowes, Inc.	2,900	44,051
Republic Services, Inc.	3,336	190,319
Robert Half International, Inc.	1,750	85,365
Stericycle, Inc. *	1,300	100,152
The Dun & Bradstreet Corp.	500	60,660
Verisk Analytics, Inc. *	2,400	194,808
Waste Management, Inc.	5,655	400,996
		1,625,047

Consumer Durables & Apparel 1.2%
Coach, Inc.	3,894	136,368
D.R. Horton, Inc.	4,522	123,586
Garmin Ltd.	1,500	72,735
Hanesbrands, Inc.	5,646	121,784
Harman International Industries, Inc.	1,200	133,392
Hasbro, Inc.	1,675	130,298
Leggett & Platt, Inc.	1,900	92,872
Lennar Corp., Class A	3,200	137,376
Mattel, Inc.	4,800	132,240

10
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2016 (continued)

Security	Number of Shares	Value ($)
Michael Kors Holdings Ltd. *	2,700	116,046
Mohawk Industries, Inc. *	900	179,712
Newell Brands, Inc.	7,024	313,622
NIKE, Inc., Class B	19,314	981,731
PulteGroup, Inc.	4,442	81,644
PVH Corp.	1,086	98,001
Ralph Lauren Corp.	742	67,017
Under Armour, Inc., Class A *(b)	2,952	85,756
Under Armour, Inc., Class C *	2,469	62,145
VF Corp.	4,940	263,549
Whirlpool Corp.	1,133	205,945
		3,535,819

Consumer Services 1.6%
Carnival Corp.	6,322	329,123
Chipotle Mexican Grill, Inc. *	409	154,324
Darden Restaurants, Inc.	1,791	130,241
H&R Block, Inc.	3,738	85,937
Marriott International, Inc., Class A	4,545	375,780
McDonald's Corp.	12,182	1,482,793
Royal Caribbean Cruises Ltd.	2,400	196,896
Starbucks Corp.	21,088	1,170,806
Wyndham Worldwide Corp.	1,580	120,665
Wynn Resorts Ltd.	1,057	91,441
Yum! Brands, Inc.	5,000	316,650
		4,454,656

Diversified Financials 5.3%
Affiliated Managers Group, Inc. *	700	101,710
American Express Co.	11,172	827,622
Ameriprise Financial, Inc.	2,363	262,151
Berkshire Hathaway, Inc., Class B *	27,606	4,499,226
BlackRock, Inc.	1,750	665,945
Capital One Financial Corp.	7,080	617,659
CME Group, Inc.	4,831	557,256
Discover Financial Services	5,890	424,610
E*TRADE Financial Corp. *	4,176	144,698
Franklin Resources, Inc.	5,600	221,648
Intercontinental Exchange, Inc.	8,595	484,930
Invesco Ltd.	5,704	173,059
Leucadia National Corp.	4,639	107,857
Moody's Corp.	2,423	228,416
Morgan Stanley	20,899	882,983
Nasdaq, Inc.	1,600	107,392
Navient Corp.	5,000	82,150
Northern Trust Corp.	3,131	278,816
S&P Global, Inc.	3,730	401,124
State Street Corp.	5,300	411,916
Synchrony Financial	11,692	424,069
T. Rowe Price Group, Inc.	3,523	265,141
The Bank of New York Mellon Corp.	15,078	714,396
The Charles Schwab Corp. (a)	17,549	692,659
The Goldman Sachs Group, Inc.	5,470	1,309,791
		14,887,224

Energy 7.5%
Anadarko Petroleum Corp.	7,933	553,168
Apache Corp.	5,508	349,593
Baker Hughes, Inc.	6,263	406,907
Cabot Oil & Gas Corp.	6,820	159,315
Chesapeake Energy Corp. *	11,356	79,719
Chevron Corp.	27,416	3,226,863
Cimarex Energy Co.	1,351	183,601
Concho Resources, Inc. *	2,100	278,460
ConocoPhillips	18,005	902,771
Security	Number of Shares	Value ($)
Devon Energy Corp.	7,532	343,986
EOG Resources, Inc.	8,375	846,713
EQT Corp.	2,600	170,040
Exxon Mobil Corp.	60,292	5,441,956
FMC Technologies, Inc. *	3,246	115,330
Halliburton Co.	12,495	675,855
Helmerich & Payne, Inc.	1,500	116,100
Hess Corp.	3,933	244,987
Kinder Morgan, Inc.	28,000	579,880
Marathon Oil Corp.	12,768	221,014
Marathon Petroleum Corp.	7,664	385,882
Murphy Oil Corp.	2,032	63,256
National Oilwell Varco, Inc.	5,401	202,213
Newfield Exploration Co. *	3,141	127,211
Noble Energy, Inc.	6,312	240,235
Occidental Petroleum Corp.	10,897	776,193
ONEOK, Inc.	3,300	189,453
Phillips 66	6,608	570,997
Pioneer Natural Resources Co.	2,485	447,474
Range Resources Corp.	2,814	96,689
Schlumberger Ltd.	20,294	1,703,681
Southwestern Energy Co. *	6,973	75,448
Spectra Energy Corp.	10,348	425,199
Tesoro Corp.	1,600	139,920
The Williams Cos., Inc.	9,690	301,747
Transocean Ltd. *	5,724	84,372
Valero Energy Corp.	6,665	455,353
		21,181,581

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	6,275	1,004,690
CVS Health Corp.	15,619	1,232,495
Sysco Corp.	7,464	413,282
The Kroger Co.	13,910	480,034
Wal-Mart Stores, Inc.	21,982	1,519,396
Walgreens Boots Alliance, Inc.	12,321	1,019,686
Whole Foods Market, Inc.	4,500	138,420
		5,808,003

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	28,606	1,934,338
Archer-Daniels-Midland Co.	8,235	375,928
Brown-Forman Corp., Class B	2,854	128,202
Campbell Soup Co.	3,045	184,131
ConAgra Foods, Inc.	6,278	248,295
Constellation Brands, Inc., Class A	2,520	386,341
Dr Pepper Snapple Group, Inc.	2,500	226,675
General Mills, Inc.	8,658	534,804
Hormel Foods Corp.	3,808	132,556
Kellogg Co.	3,800	280,098
McCormick & Co., Inc. — Non Voting Shares	1,600	149,328
Mead Johnson Nutrition Co.	2,800	198,128
Molson Coors Brewing Co., Class B	2,624	255,341
Mondelez International, Inc., Class A	22,596	1,001,681
Monster Beverage Corp. *	6,000	266,040
PepsiCo, Inc.	20,692	2,165,004
Philip Morris International, Inc.	22,471	2,055,872
Reynolds American, Inc.	11,894	666,540
The Coca-Cola Co.	56,745	2,352,648
The Hershey Co.	2,044	211,411
The JM Smucker Co.	1,646	210,787
The Kraft Heinz Co.	8,636	754,095
Tyson Foods, Inc., Class A	4,108	253,381
		14,971,624

11
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2016 (continued)

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.1%
Abbott Laboratories	21,607	829,925
Aetna, Inc.	5,082	630,219
AmerisourceBergen Corp.	2,360	184,528
Anthem, Inc.	3,836	551,502
Baxter International, Inc.	7,127	316,011
Becton, Dickinson & Co.	3,087	511,053
Boston Scientific Corp. *	19,677	425,614
C.R. Bard, Inc.	1,120	251,619
Cardinal Health, Inc.	4,624	332,789
Centene Corp. *	2,400	135,624
Cerner Corp. *	4,200	198,954
Cigna Corp.	3,691	492,342
Danaher Corp.	9,007	701,105
DaVita, Inc. *	2,230	143,166
Dentsply Sirona, Inc.	3,300	190,509
Edwards Lifesciences Corp. *	3,006	281,662
Envision Healthcare Corp. *	1,700	107,593
Express Scripts Holding Co. *	9,237	635,413
HCA Holdings, Inc. *	4,200	310,884
Henry Schein, Inc. *	1,200	182,052
Hologic, Inc. *	4,200	168,504
Humana, Inc.	2,180	444,785
Intuitive Surgical, Inc. *	551	349,428
Laboratory Corp. of America Holdings *	1,604	205,922
McKesson Corp.	3,268	458,991
Medtronic plc	19,905	1,417,833
Patterson Cos., Inc.	1,280	52,518
Quest Diagnostics, Inc.	1,960	180,124
St. Jude Medical, Inc.	3,978	318,996
Stryker Corp.	4,507	539,984
The Cooper Cos., Inc.	700	122,451
UnitedHealth Group, Inc.	13,881	2,221,515
Universal Health Services, Inc., Class B	1,300	138,294
Varian Medical Systems, Inc. *	1,300	116,714
Zimmer Biomet Holdings, Inc.	2,883	297,526
		14,446,149

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	3,800	167,922
Colgate-Palmolive Co.	12,878	842,736
Coty, Inc., Class A	6,500	119,015
Kimberly-Clark Corp.	5,113	583,496
The Clorox Co.	1,800	216,036
The Estee Lauder Cos., Inc., Class A	3,200	244,768
The Procter & Gamble Co.	39,110	3,288,369
		5,462,342

Insurance 2.8%
Aflac, Inc.	5,963	415,025
American International Group, Inc.	14,495	946,668
Aon plc	3,810	424,929
Arthur J. Gallagher & Co.	2,500	129,900
Assurant, Inc.	800	74,288
Chubb Ltd.	6,690	883,883
Cincinnati Financial Corp.	2,199	166,574
Lincoln National Corp.	3,262	216,173
Loews Corp.	3,891	182,216
Marsh & McLennan Cos., Inc.	7,298	493,272
MetLife, Inc.	15,762	849,414
Principal Financial Group, Inc.	3,663	211,941
Prudential Financial, Inc.	6,214	646,629
The Allstate Corp.	5,421	401,805
The Hartford Financial Services Group, Inc.	5,615	267,555
The Progressive Corp.	8,773	311,442
Security	Number of Shares	Value ($)
The Travelers Cos., Inc.	4,239	518,938
Torchmark Corp.	1,600	118,016
Unum Group	3,453	151,690
Willis Towers Watson plc	1,941	237,345
XL Group Ltd.	4,100	152,766
		7,800,469

Materials 2.8%
Air Products & Chemicals, Inc.	3,209	461,518
Albemarle Corp.	1,588	136,695
Avery Dennison Corp.	1,300	91,286
Ball Corp.	2,459	184,597
CF Industries Holdings, Inc.	3,075	96,801
E.I. du Pont de Nemours & Co.	12,500	917,500
Eastman Chemical Co.	2,000	150,420
Ecolab, Inc.	3,897	456,806
FMC Corp.	2,000	113,120
Freeport-McMoRan, Inc. *	18,077	238,436
International Flavors & Fragrances, Inc.	1,100	129,613
International Paper Co.	5,898	312,948
LyondellBasell Industries N.V., Class A	4,863	417,148
Martin Marietta Materials, Inc.	900	199,377
Monsanto Co.	6,362	669,346
Newmont Mining Corp.	7,552	257,297
Nucor Corp.	4,699	279,684
PPG Industries, Inc.	3,908	370,322
Praxair, Inc.	4,062	476,026
Sealed Air Corp.	2,828	128,222
The Dow Chemical Co.	16,405	938,694
The Mosaic Co.	5,400	158,382
The Sherwin-Williams Co.	1,193	320,607
Vulcan Materials Co.	1,955	244,668
WestRock Co.	3,628	184,194
		7,933,707

Media 3.0%
CBS Corp., Class B — Non Voting Shares	5,780	367,724
Charter Communications, Inc., Class A *	3,200	921,344
Comcast Corp., Class A	34,692	2,395,483
Discovery Communications, Inc., Class A *	1,700	46,597
Discovery Communications, Inc., Class C *	3,900	104,442
News Corp., Class A	6,448	73,894
News Corp., Class B	2,000	23,600
Omnicom Group, Inc.	3,340	284,267
Scripps Networks Interactive, Inc., Class A	1,500	107,055
TEGNA, Inc.	2,960	63,314
The Interpublic Group of Cos., Inc.	5,697	133,367
The Walt Disney Co.	21,158	2,205,087
Time Warner, Inc.	11,227	1,083,742
Twenty-First Century Fox, Inc., Class A	15,958	447,462
Twenty-First Century Fox, Inc., Class B	6,600	179,850
Viacom, Inc., Class B	4,816	169,042
		8,606,270

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	23,609	1,478,396
Agilent Technologies, Inc.	4,601	209,621
Alexion Pharmaceuticals, Inc. *	3,239	396,292
Allergan plc *	5,447	1,143,924
Amgen, Inc.	10,803	1,579,507
Biogen, Inc. *	3,186	903,486
Bristol-Myers Squibb Co.	24,273	1,418,514
Celgene Corp. *	11,275	1,305,081
Eli Lilly & Co.	14,105	1,037,423
Endo International plc *	2,900	47,763

12
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Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2016 (continued)

Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	19,161	1,372,119
Illumina, Inc. *	2,100	268,884
Johnson & Johnson	39,510	4,551,947
Mallinckrodt plc *	1,500	74,730
Merck & Co., Inc.	40,027	2,356,389
Mettler-Toledo International, Inc. *	380	159,053
Mylan N.V. *	6,691	255,262
PerkinElmer, Inc.	1,500	78,225
Perrigo Co., plc	2,034	169,290
Pfizer, Inc.	88,176	2,863,956
Regeneron Pharmaceuticals, Inc. *	1,137	417,381
Thermo Fisher Scientific, Inc.	5,750	811,325
Vertex Pharmaceuticals, Inc. *	3,601	265,286
Waters Corp. *	1,200	161,268
Zoetis, Inc.	7,322	391,947
		23,717,069

Real Estate 2.9%
American Tower Corp.	6,248	660,289
Apartment Investment & Management Co., Class A	2,677	121,670
AvalonBay Communities, Inc.	1,908	338,002
Boston Properties, Inc.	2,309	290,426
CBRE Group, Inc., Class A *	4,000	125,960
Crown Castle International Corp.	5,203	451,464
Digital Realty Trust, Inc.	2,200	216,172
Equinix, Inc.	1,018	363,843
Equity Residential	5,100	328,236
Essex Property Trust, Inc.	1,000	232,500
Extra Space Storage, Inc.	1,700	131,308
Federal Realty Investment Trust	946	134,436
General Growth Properties, Inc.	8,600	214,828
HCP, Inc.	7,116	211,488
Host Hotels & Resorts, Inc.	10,460	197,066
Iron Mountain, Inc.	3,787	123,002
Kimco Realty Corp.	6,720	169,075
Mid-America Apartment Communities, Inc.	1,600	156,672
Prologis, Inc.	7,710	407,011
Public Storage	2,152	480,972
Realty Income Corp.	3,900	224,172
Simon Property Group, Inc.	4,601	817,460
SL Green Realty Corp.	1,500	161,325
The Macerich Co.	1,807	128,008
UDR, Inc.	3,600	131,328
Ventas, Inc.	5,219	326,292
Vornado Realty Trust	2,560	267,187
Welltower, Inc.	5,262	352,186
Weyerhaeuser Co.	11,194	336,827
		8,099,205

Retailing 5.4%
Advance Auto Parts, Inc.	1,000	169,120
Amazon.com, Inc. *	5,720	4,289,256
AutoNation, Inc. *	900	43,785
AutoZone, Inc. *	400	315,916
Bed Bath & Beyond, Inc.	2,316	94,122
Best Buy Co., Inc.	4,221	180,110
CarMax, Inc. *	2,726	175,527
Dollar General Corp.	3,485	258,134
Dollar Tree, Inc. *	3,334	257,318
Expedia, Inc.	1,650	186,912
Foot Locker, Inc.	1,900	134,691
Genuine Parts Co.	2,100	200,634
Kohl's Corp.	2,682	132,437
L Brands, Inc.	3,564	234,654
LKQ Corp. *	4,500	137,925
Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	12,673	901,304
Macy's, Inc.	4,322	154,771
Netflix, Inc. *	6,237	772,141
Nordstrom, Inc.	1,750	83,877
O'Reilly Automotive, Inc. *	1,409	392,280
Ross Stores, Inc.	5,678	372,477
Signet Jewelers Ltd.	1,100	103,686
Staples, Inc.	8,250	74,662
Target Corp.	8,376	604,998
The Gap, Inc.	3,476	78,001
The Home Depot, Inc.	17,774	2,383,138
The Priceline Group, Inc. *	709	1,039,437
The TJX Cos., Inc.	9,420	707,725
Tiffany & Co.	1,726	133,644
Tractor Supply Co.	1,900	144,039
TripAdvisor, Inc. *	1,500	69,555
Ulta Salon, Cosmetics & Fragrance, Inc. *	890	226,897
Urban Outfitters, Inc. *	1,200	34,176
		15,087,349

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	4,430	321,707
Applied Materials, Inc.	15,655	505,187
Broadcom Ltd.	5,804	1,025,973
First Solar, Inc. *	1,100	35,299
Intel Corp.	69,184	2,509,304
KLA-Tencor Corp.	2,200	173,096
Lam Research Corp.	2,312	244,448
Linear Technology Corp.	3,430	213,860
Microchip Technology, Inc.	3,000	192,450
Micron Technology, Inc. *	15,057	330,049
NVIDIA Corp.	7,868	839,830
Qorvo, Inc. *	1,950	102,823
QUALCOMM, Inc.	21,550	1,405,060
Skyworks Solutions, Inc.	2,600	194,116
Texas Instruments, Inc.	14,768	1,077,621
Xilinx, Inc.	3,513	212,080
		9,382,903

Software & Services 12.2%
Accenture plc, Class A	8,934	1,046,439
Activision Blizzard, Inc.	9,900	357,489
Adobe Systems, Inc. *	7,035	724,253
Akamai Technologies, Inc. *	2,375	158,365
Alliance Data Systems Corp.	816	186,456
Alphabet, Inc., Class A *	4,308	3,413,875
Alphabet, Inc., Class C *	4,320	3,334,262
Autodesk, Inc. *	3,020	223,510
Automatic Data Processing, Inc.	6,615	679,890
CA, Inc.	4,544	144,363
Citrix Systems, Inc. *	2,260	201,841
Cognizant Technology Solutions Corp., Class A *	8,740	489,702
CSRA, Inc.	1,900	60,496
eBay, Inc. *	14,997	445,261
Electronic Arts, Inc. *	4,252	334,887
Facebook, Inc., Class A *	34,153	3,929,303
Fidelity National Information Services, Inc.	4,800	363,072
Fiserv, Inc. *	3,120	331,594
Global Payments, Inc.	2,100	145,761
International Business Machines Corp.	12,678	2,104,421
Intuit, Inc.	3,596	412,137
MasterCard, Inc., Class A	13,886	1,433,729
Microsoft Corp.	113,212	7,034,994
Oracle Corp.	43,262	1,663,424
Paychex, Inc.	4,946	301,112

13
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See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2016 (continued)

Security	Number of Shares	Value ($)
PayPal Holdings, Inc. *	16,097	635,349
Red Hat, Inc. *	2,474	172,438
salesforce.com, Inc. *	9,269	634,556
Symantec Corp.	9,187	219,477
Teradata Corp. *	1,780	48,363
The Western Union Co.	6,559	142,461
Total System Services, Inc.	2,400	117,672
VeriSign, Inc. *	1,425	108,400
Visa, Inc., Class A	27,084	2,113,094
Xerox Corp.	14,267	124,551
Yahoo! Inc. *	12,894	498,611
		34,335,608

Technology Hardware & Equipment 5.1%
Amphenol Corp., Class A	4,400	295,680
Apple, Inc.	77,521	8,978,482
Cisco Systems, Inc.	73,161	2,210,925
Corning, Inc.	13,765	334,077
F5 Networks, Inc. *	895	129,524
FLIR Systems, Inc.	1,834	66,373
Harris Corp.	1,800	184,446
Hewlett Packard Enterprise Co.	24,669	570,841
HP, Inc.	24,769	367,572
Juniper Networks, Inc.	5,600	158,256
Motorola Solutions, Inc.	2,449	202,998
NetApp, Inc.	3,900	137,553
Seagate Technology plc	4,279	163,329
TE Connectivity Ltd.	5,232	362,473
Western Digital Corp.	4,061	275,945
		14,438,474

Telecommunication Services 2.6%
AT&T, Inc.	89,428	3,803,373
CenturyLink, Inc.	7,485	177,993
Frontier Communications Corp. (b)	15,605	52,745
Level 3 Communications, Inc. *	4,267	240,488
Verizon Communications, Inc.	59,438	3,172,801
		7,447,400

Transportation 2.3%
Alaska Air Group, Inc.	1,800	159,714
American Airlines Group, Inc.	7,481	349,288
C.H. Robinson Worldwide, Inc.	2,200	161,172
CSX Corp.	13,501	485,091
Delta Air Lines, Inc.	10,922	537,253
Expeditors International of Washington, Inc.	2,600	137,696
FedEx Corp.	3,585	667,527
JB Hunt Transport Services, Inc.	1,192	115,708
Kansas City Southern	1,600	135,760
Norfolk Southern Corp.	4,200	453,894
Ryder System, Inc.	662	49,279
Southwest Airlines Co.	8,873	442,230
Union Pacific Corp.	12,056	1,249,966
United Continental Holdings, Inc. *	4,100	298,808
United Parcel Service, Inc., Class B	9,858	1,130,121
		6,373,507

Utilities 3.2%
AES Corp.	9,089	105,614
Alliant Energy Corp.	3,211	121,665
Ameren Corp.	3,700	194,102
American Electric Power Co., Inc.	7,169	451,360
American Water Works Co., Inc.	2,700	195,372
CenterPoint Energy, Inc.	6,450	158,928
Security	Number of Shares	Value ($)
CMS Energy Corp.	4,096	170,476
Consolidated Edison, Inc.	4,535	334,139
Dominion Resources, Inc.	9,126	698,960
DTE Energy Co.	2,738	269,720
Duke Energy Corp.	10,037	779,072
Edison International	4,480	322,515
Entergy Corp.	2,527	185,659
Eversource Energy	5,036	278,138
Exelon Corp.	13,360	474,146
FirstEnergy Corp.	5,981	185,232
NextEra Energy, Inc.	6,632	792,259
NiSource, Inc.	4,992	110,523
NRG Energy, Inc.	4,386	53,772
PG&E Corp.	7,714	468,780
Pinnacle West Capital Corp.	1,550	120,947
PPL Corp.	9,867	335,971
Public Service Enterprise Group, Inc.	7,414	325,326
SCANA Corp.	2,200	161,216
Sempra Energy	3,631	365,424
The Southern Co.	14,229	699,925
WEC Energy Group, Inc.	4,396	257,825
Xcel Energy, Inc.	6,933	282,173
		8,899,239
Total Common Stock
(Cost $144,421,140)		280,099,145

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.37% (c)	121,740	121,740
Total Other Investment Company
(Cost $121,740)		121,740
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (d)	1,131,422	1,131,422
Total Short-Term Investment
(Cost $1,131,422)		1,131,422

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $148,260,110 and the unrealized appreciation and depreciation were $136,923,889 and ($3,831,692), respectively, with a net unrealized appreciation of $133,092,197.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $117,749.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

14
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Schwab S&P 500 Index Portfolio
Portfolio Holdings as of December 31, 2016 (continued)

In addition to the above, the fund held the following at 12/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/17/17	14	1,565,340	(20,312)

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$280,099,145	$—	$—	$280,099,145
Other Investment Companies[1]	121,740	—	—	121,740
Short-Term Investments[1]	—	1,131,422	—	1,131,422
Total	$280,220,885	$1,131,422	$—	$281,352,307
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($20,312)	$—	$—	($20,312)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
15
Schwab S&P 500 Index Portfolio  |  Annual Report
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Schwab S&P 500 Index Portfolio
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investment in affiliated issuer, at value (cost $272,027)		$692,659
Investments in unaffiliated issuers, at value (cost $145,280,535) including securities on loan of $117,749		280,537,908
Collateral invested for securities on loan, at value (cost $121,740)	+	121,740
Total investments, at value (cost $145,674,302)		281,352,307
Cash		53
Deposit with broker for futures contracts		180,500
Receivables:
Dividends		355,139
Fund shares sold		7,614
Income from securities on loan		551
Interest		17
Prepaid expenses	+	1,261
Total assets		281,897,442
Liabilities
Collateral held for securities on loan		121,740
Payables:
Investment adviser and administrator fees		35,786
Fund shares redeemed		12,272
Variation margin on futures contracts		6,599
Accrued expenses	+	47,597
Total liabilities		223,994
Net Assets
Total assets		281,897,442
Total liabilities	–	223,994
Net assets		$281,673,448
Net Assets by Source
Capital received from investors		143,418,620
Net investment income not yet distributed		5,231,273
Net realized capital losses		(2,634,138)
Net unrealized capital appreciation		135,657,693

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$281,673,448		8,533,001		$33.01

16
Schwab S&P 500 Index Portfolio  |  Annual Report
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Schwab S&P 500 Index Portfolio
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Dividends received from affiliated issuer		$4,546
Dividends received from unaffiliated issuers		5,713,121
Interest		2,679
Securities on loan	+	8,911
Total investment income		5,729,257
Expenses
Investment adviser and administrator fees		387,213
Portfolio accounting fees		42,723
Professional fees		41,708
Independent trustees' fees		28,813
Index fees		25,101
Shareholder reports		13,159
Custodian fees		9,850
Transfer agent fees		9,478
Registration fees		261
Other expenses	+	4,034
Total expenses		562,340
Expense reduction by CSIM	–	889
Net expenses	–	561,451
Net investment income		5,167,806
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		2,573,806
Net realized gains on futures contracts	+	215,585
Net realized gains		2,789,391
Net change in unrealized appreciation (depreciation) on affiliated issuer		113,710
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		21,120,757
Net change in unrealized appreciation (depreciation) on futures contracts	+	773
Net change in unrealized appreciation (depreciation)	+	21,235,240
Net realized and unrealized gains		24,024,631
Increase in net assets resulting from operations		$29,192,437
17
Schwab S&P 500 Index Portfolio  |  Annual Report
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Schwab S&P 500 Index Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$5,167,806	$4,631,910
Net realized gains		2,789,391	2,309,824
Net change in unrealized appreciation (depreciation)	+	21,235,240	(4,310,783)
Increase in net assets from operations		29,192,437	2,630,951
Distributions to Shareholders
Distributions from net investment income		($4,586,677)	($3,678,538)

Transactions in Fund Shares
		1/1/16-12/31/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,429,495	$44,036,804	1,566,582	$47,451,969
Shares reinvested		149,647	4,586,677	122,292	3,678,538
Shares redeemed	+	(1,189,674)	(36,561,036)	(1,140,704)	(34,550,191)
Net transactions in fund shares		389,468	$12,062,445	548,170	$16,580,316
Shares Outstanding and Net Assets
		1/1/16-12/31/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,143,533	$245,005,243	7,595,363	$229,472,514
Total increase	+	389,468	36,668,205	548,170	15,532,729
End of period		8,533,001	$281,673,448	8,143,533	$245,005,243
Net investment income not yet distributed			$5,231,273		$4,664,920
18
Schwab S&P 500 Index Portfolio  |  Annual Report
See financial notes

Schwab S&P 500 Index Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab S&P 500 Index Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio™
(formerly Schwab Money Market Portfolio™)
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2016, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these
19
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Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of December 31, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue.
As of December 31, 2016, the fund had securities on loan, all of which were classified as common stocks. The values of these securities on loan and the related collateral, if any, are disclosed in the fund's Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in the fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.
A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in its index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.
Large Cap Risk. Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investment — bonds or mid- or small-cap stocks, for instance — the fund’s performance also will lag those investments.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.
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Financial Notes (continued)

3. Risk Factors (continued):
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Security Lending Risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%
For the period ended December 31, 2016, the aggregate advisory fee paid to CSIM by the fund was 0.15%, as a percentage of the fund's average daily net assets.
Subsequent to the reporting period ended December 31, 2016, and effective March 1, 2017, the advisory fee of the fund will be reduced to 0.03% and the fund will change to a unitary fee structure. Under the new unitary fee structure, CSIM will pay the operating expenses of the fund, excluding, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares during the report period:
Fund	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 01/01/16 to 12/31/16	Dividends Received 01/01/16 to 12/31/16
Schwab S&P 500 Index Portfolio	15,749	1,800	—	17,549	$692,659	$—	$4,546
The fund may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2016, the fund's total aggregate security transactions with other Schwab funds was $1,889,111 and includes realized losses of ($1,036).
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
23,615,135	$4,529,033

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at December 31, 2016 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended December 31, 2016, the month-end average contract values of futures contracts held by the fund and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab S&P 500 Index Portfolio	$1,847,612	18
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Financial Notes (continued)

9. Federal Income Taxes:
As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$5,085,542
Undistributed long-term capital gains	77,089
Unrealized appreciation on investments	136,923,889
Unrealized depreciation on investments	(3,831,692)
Net unrealized appreciation (depreciation)	$133,092,197
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2016, the fund had no capital losses deferred and had $2,317,235 capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$4,586,677
Long-term capital gains	—
Prior period distributions
Ordinary income	$3,678,538
Long-term capital gains	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, the fund made the following reclassifications:
Capital shares	$—
Undistributed net investment income	(14,776)
Net realized capital gains (losses)	14,776
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

10. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.
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Financial Notes (continued)

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Portfolio
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Index Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
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Other Federal Tax Information (unaudited)

For corporate shareholders, 100% of the fund's dividend distributions paid during the fiscal year ended December 31, 2016, qualify for the corporate dividends received deduction.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab S&P 500 Index Portfolio  |  Annual Report

Notes

Annual Report  |  December 31, 2016
Schwab VIT Balanced Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab VIT Balanced Portfolio
The Investment Environment

Over the 12-month reporting period ended December 31, 2016, both equity and fixed-income markets generated positive returns. U.S. equities ended the year near record highs despite beginning the year with one of the worst starts in history, while many international equities struggled to gain traction amidst weak global growth and finished the reporting period only slightly ahead. In fixed-income markets, many investors sought the perceived safety of bonds as uncertainty remained heightened during much of 2016. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 11.96%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned 1.00%. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.65% for the 12-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 1.81%.
The 12-month reporting period was marked by bouts of volatility, especially in the first part of 2016. The price of crude oil fell sharply early in the year, causing a selloff in energy stocks and high-yield debt, and prices continued to fluctuate as the reporting period continued. Concerns about financial turmoil in China and in parts of Europe weighed on global economic growth, and currency movements and central bank policies in both the U.S. and abroad also contributed to market ups and downs. The results of the United Kingdom’s vote in June to leave the European Union (Brexit) referendum in June triggered a selloff in global equities and sent bond yields downward across the globe, with the yield on the 10-year Treasury note falling below 1.4% for the first time on record less than two weeks later. Additionally, the pound fell sharply against the U.S. dollar and continued to depreciate as the year continued, losing roughly 17% through the end of 2016. Though many markets calmed in late summer and early fall, uncertainty surrounding the U.S. presidential election contributed to an uptick in both equity and bond market volatility in October and November. Though U.S. equity markets initially fell after Election Day results were announced, stocks soon rebounded and 10-year Treasury yields rose to above 2.0%, staying there for the remainder of the year.
The U.S. economic picture generally improved, despite several uneven measurements during the reporting period. Nonfarm payroll numbers came in near expectations each month outside of a steep drop in May, and the unemployment rate dropped to 4.6% in November—the lowest level since before the 2008 financial crisis. The U.S. housing market continued to recover, with steady demand for single-family homes, and an overall upward trend in the number of building permits issued. Meanwhile, U.S. economic growth trended upwards after dipping slightly in the first quarter of 2016, with the third quarter’s measurement coming in as the fastest growth rate recorded in two years.
Asset Class Performance Comparison % returns during the 12 months ended 12/31/2016

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
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Schwab VIT Balanced Portfolio  |  Annual Report

Schwab VIT Balanced Portfolio
The Investment Environment (continued)

Over the 12-month reporting period, U.S. monetary policy remained accommodative. The Federal Reserve (Fed) left short-term interest rates unchanged through its November meeting, as concerns about inconsistent U.S. economic data and sluggish global growth remained. The Brexit vote and uncertainty surrounding the U.S. election further complicated the Fed’s decision. However, at the Fed’s last meeting of the year in December, members voted to raise the federal funds rate by 25 basis points to a range of 0.50% to 0.75%, with forecasts for two to three additional hikes in 2017. The Fed voiced optimism about the U.S. economy, noting belief that “….the economy will continue to perform well, with the job market strengthening further and inflation rising to 2% over the next couple of years.” U.S. stock markets initially fell after the Fed’s announcement, but then rallied to near record levels in the following days and weeks. The U.S. dollar also continued its upward trajectory, with the Wall Street Journal Dollar Index (WSJ Dollar Index)1 of the dollar’s value against the currencies of 16 major trading partners hitting a 14-year high one day after the Fed’s meeting.
Outside of the U.S., many other central banks continued to increase accommodative monetary policies. The European Central Bank stepped up its bond purchases, lowered a key interest rate further into negative territory, and launched a program to provide cheap funding for European banks. Facing a decelerating economy and heightened fears surrounding the devalued yuan, the People’s Bank of China cut its reserve requirement ratio and increased its lending facilities. Meanwhile, the Bank of Japan expanded its quantitative easing program over the reporting period and introduced negative interest rates, following central bank interest rate policies in Switzerland, Sweden, and Denmark.
Overall, U.S. bond yields remained low for much of 2016, and then increased toward the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose after the Fed increased the federal funds rate in December. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Reflecting improvements in both of these measurements, longer-term yields generally rose during the last six months of 2016, including a noticeable jump after the U.S. presidential election in November. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
[1]	The WSJ Dollar Index measures the U.S. dollar against a basket of 16 major currencies by basing its value on actual, up-to-date turnover by all participants in the foreign-exchange market.
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Schwab VIT Balanced Portfolio  |  Annual Report

Schwab VIT Balanced Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Managing Director, Senior Portfolio Manager, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
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Schwab VIT Balanced Portfolio  |  Annual Report

Schwab VIT Balanced Portfolio
Performance and Fund Facts as of 12/31/16

The Schwab VIT Balanced Portfolio (the fund) seeks to provide long-term capital appreciation and income. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab, as well as unaffiliated ETFs. The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds. The fund uses the internally calculated VIT Balanced Composite Index (the composite index) as a performance gauge. The composite index comprises 44% equity, 38% fixed income, 15% cash, and 3% commodities.
Market Highlights. U.S. stocks posted double-digit gains for the 12-month reporting period in a year characterized by surprises, including the United Kingdom’s June vote to leave the European Union (Brexit) and the outcome of November’s U.S. presidential election. Large-cap stocks, represented by the S&P 500® Index, returned 11.96%, while small-cap stocks, represented by the Russell 2000® Index, returned 21.31%. Over the reporting period, the U.S. economy showed steady, albeit slow, gains, and in December, a full year after its last move, the Federal Reserve resumed its long-anticipated rate hike, raising the federal funds target rate by one-quarter point. Internationally, both developed and emerging markets struggled amid weak global commodity prices, slow growth in China, and economic concerns in Europe, among other impacts. Many foreign currencies depreciated versus the U.S. dollar over the 12-month reporting period, further reducing overall returns on overseas investments.
Performance. For the 12-month reporting period ended December 31, 2016, the fund returned 4.78%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 12.62% and 2.65%, respectively. The composite index, described above, returned 5.69%. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund that are not incurred by the index.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
The fund’s fixed-income exposures produced mixed returns. In the U.S., the fund’s exposure to inflation-protected bonds provided a positive return, but the fund’s core bond exposure detracted, with the Schwab U.S. Aggregate Bond Fund ETF™ down 1.93% since the fund’s investment in the ETF in June 2016. International bonds ended the year just barely in positive territory, with the SPDR® Bloomberg Barclays International Treasury Bond ETF up 0.64%.
With U.S. equities particularly strong for the reporting period, the fund’s position in the Schwab U.S. Large-Cap ETF™ was the strongest contributor to the fund’s total return. The Schwab U.S. Large-Cap ETF, which returned nearly 12%, slightly outperformed its comparative index, also contributing to the fund’s relative performance. The fund’s exposures to U.S. small-cap stocks contributed notably to total performance, with the Schwab U.S. Small-Cap ETF™ returning nearly 20% for the reporting period. U.S. micro-cap stocks performed similarly, with the fund’s position in the iShares Micro-Cap ETF up over 20%. The fund’s real estate exposure also contributed, with the Schwab U.S. REIT ETF™ up 6.46%.
International equities were weaker but still contributed positively to overall fund performance. The fund’s emerging markets exposure was one of the strongest contributors to total return, with the Schwab Emerging Markets Equity ETF™ up 13.05% for the reporting period. International developed markets struggled but also contributed positively to total return, with the Schwab International Equity ETF™ returning 3.03% and the Schwab International Small-Cap Equity ETF™ returning 2.99%. Global commodities were strong, with the Credit Suisse Commodity Return Strategy I Fund returning 12.42% for the reporting period and outperforming its comparative index.
Management views may have changed since the report date.
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Schwab VIT Balanced Portfolio  |  Annual Report

Schwab VIT Balanced Portfolio
Performance and Fund Facts as of 12/31/16 (continued)

Statistics
Number of Holdings	14
Portfolio Turnover Rate	54%
Asset Class Weightings % of Investments1

Top Holdings % of Net Assets2,3

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
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Schwab VIT Balanced Portfolio  |  Annual Report

Schwab VIT Balanced Portfolio
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (July 25, 2012 – December 31, 2016)1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Fund: Schwab VIT Balanced Portfolio (07/25/12)	4.78%	2.26%	4.20%
VIT Balanced Composite Index	5.69%	3.09%	4.98%
S&P 500 Index	11.96%	8.87%	14.73%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	3.03%	1.64%
Fund Category: Morningstar Allocation – 30% to 50% Equity	5.40%	2.96%	5.16%
Fund Expense Ratios[3]: Net 0.74%; Gross 0.81%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.16%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
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Schwab VIT Balanced Portfolio  |  Annual Report

Schwab VIT Balanced Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period 7/1/16-12/31/16[2]
Schwab VIT Balanced Portfolio
Actual Return	0.57%	$1,000.00	$1,010.40	$2.88
Hypothetical 5% Return	0.57%	$1,000.00	$1,022.23	$2.90

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. This ratio does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.
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Schwab VIT Balanced Portfolio  |  Annual Report

Schwab VIT Balanced Portfolio
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$11.25	$11.61	$11.21	$10.50	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15 [2]	0.13 [2]	0.15 [2]	0.17 [2]	0.08
Net realized and unrealized gains (losses)	0.38	(0.36)	0.31	0.55	0.42
Total from investment operations	0.53	(0.23)	0.46	0.72	0.50
Less distributions:
Distributions from net investment income	(0.12)	(0.12)	(0.06)	(0.01)	—
Distributions from net realized gains	(0.00) [3]	(0.01)	(0.00) [3]	—	—
Total distributions	(0.12)	(0.13)	(0.06)	(0.01)	—
Net asset value at end of period	$11.66	$11.25	$11.61	$11.21	$10.50
Total return	4.78%	(2.00%)	4.15%	6.89%	5.00% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.57%	0.58%	0.57%	0.58%	0.58% [6]
Gross operating expenses[5]	0.57%	0.65%	0.70%	1.07%	10.58% [6]
Net investment income (loss)	1.28%	1.15%	1.29%	1.55%	3.94% [6]
Portfolio turnover rate	54% [7]	9%	14%	18%	1% [4]
Net assets, end of period (x 1,000,000)	$56	$50	$44	$28	$2

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The portfolio turnover ratio increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.
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Schwab VIT Balanced Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced Portfolio
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.6%	Other Investment Companies	53,759,977	55,634,470
2.0%	Short-Term Investments	1,092,317	1,092,317
100.6%	Total Investments	54,852,294	56,726,787
(0.6%)	Other Assets and Liabilities, Net		(312,600)
100.0%	Net Assets		56,414,187

Security	Number of Shares	Value ($)
Other Investment Companies 98.6% of net assets

U.S. Stocks 20.5%
Large-Cap 15.2%
Schwab U.S. Large-Cap ETF (a)	161,199	8,585,459
Micro-Cap 1.0%
iShares Micro-Cap ETF	6,793	583,111
Small-Cap 4.3%
Schwab U.S. Small-Cap ETF (a)	39,408	2,422,804
		11,591,374

International Stocks 17.6%
Developed-Market Large-Cap 10.9%
Schwab International Equity ETF (a)	221,738	6,137,708
Developed-Market Small-Cap 1.9%
Schwab International Small-Cap Equity ETF (a)	37,382	1,087,816
Emerging-Market 4.8%
Schwab Emerging Markets Equity ETF (a)	124,405	2,682,172
		9,907,696

Real Assets 9.3%
Commodity 3.1%
Credit Suisse Commodity Return Strategy Fund, Class I *	339,612	1,721,832
Real Estate 6.2%
Schwab U.S. REIT ETF (a)	85,521	3,509,782
		5,231,614

Fixed Income 37.9%
Inflation-Protected Bond 2.0%
Schwab U.S. TIPS ETF (a)	20,379	1,117,584
Security	Number of Shares	Value ($)
Intermediate-Term Bond 33.9%
Schwab U.S. Aggregate Bond ETF (a)	371,730	19,144,095
International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF *	43,303	1,125,012
		21,386,691

Money Market Fund 13.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.70% (a)(b)	7,514,841	7,517,095
Total Other Investment Companies
(Cost $53,759,977)		55,634,470
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets

Time Deposits 2.0%
Bank of Tokyo-Mitsubishi UFJ
0.26%, 01/03/17 (c)	526,073	526,073
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (c)	566,244	566,244
Total Short-Term Investments
(Cost $1,092,317)		1,092,317

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $55,198,926 and the unrealized appreciation and depreciation were $2,984,651 and ($1,456,790), respectively, with a net unrealized appreciation of $1,527,861.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

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Schwab VIT Balanced Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced Portfolio
Portfolio Holdings as of December 31, 2016 (continued)

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$55,634,470	$—	$—	$55,634,470
Short-Term Investments[1]	—	1,092,317	—	1,092,317
Total	$55,634,470	$1,092,317	$—	$56,726,787
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
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Schwab VIT Balanced Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced Portfolio
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments in affiliated underlying funds, at value (cost $50,014,225)		$52,204,515
Investments in unaffiliated issuers, at value (cost $4,838,069)	+	4,522,272
Total investments, at value (cost $54,852,294)		56,726,787
Receivables:
Investments sold		79,877
Dividends		51,105
Interest		14
Prepaid expenses	+	264
Total assets		56,858,047
Liabilities
Payables:
Investments bought		176,120
Investment adviser and administrator fees		21,563
Fund shares redeemed		225,479
Accrued expenses	+	20,698
Total liabilities		443,860
Net Assets
Total assets		56,858,047
Total liabilities	–	443,860
Net assets		$56,414,187
Net Assets by Source
Capital received from investors		53,771,288
Net investment income not yet distributed		698,534
Net realized capital gains		69,872
Net unrealized capital appreciation		1,874,493

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$56,414,187		4,837,876		$11.66

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Schwab VIT Balanced Portfolio  |  Annual Report
See financial notes

Schwab VIT Balanced Portfolio
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Dividends received from affiliated underlying funds		$878,805
Dividends received from unaffiliated underlying funds		129,021
Interest	+	2,044
Total investment income		1,009,870
Expenses
Investment adviser and administrator fees		245,242
Professional fees		26,576
Independent trustees' fees		13,228
Transfer agent fees		8,518
Shareholder reports		7,796
Portfolio accounting fees		4,946
Custodian fees		3,408
Registration fees		228
Other expenses	+	1,161
Total expenses	–	311,103
Net investment income		698,767
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		194,594
Net realized gains on sales of unaffiliated underlying funds	+	149,389
Net realized gains		343,983
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		1,133,527
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	441,305
Net change in unrealized appreciation (depreciation)	+	1,574,832
Net realized and unrealized gains		1,918,815
Increase in net assets resulting from operations		$2,617,582
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Schwab VIT Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$698,767	$548,408
Net realized gains (losses)		343,983	(71,117)
Net change in unrealized appreciation (depreciation)	+	1,574,832	(1,422,760)
Increase (decrease) in net assets from operations		2,617,582	(945,469)
Distributions to Shareholders
Distributions from net investment income		(580,069)	(488,556)
Distributions from net realized gains	+	(16,519)	(49,718)
Total distributions		($596,588)	($538,274)

Transactions in Fund Shares
		1/1/16-12/31/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		990,949	$11,276,011	940,604	$10,818,577
Shares reinvested		51,697	596,588	46,604	538,274
Shares redeemed	+	(612,427)	(7,077,971)	(405,834)	(4,681,397)
Net transactions in fund shares		430,219	$4,794,628	581,374	$6,675,454
Shares Outstanding and Net Assets
		1/1/16-12/31/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,407,657	$49,598,565	3,826,283	$44,406,854
Total increase	+	430,219	6,815,622	581,374	5,191,711
End of period		4,837,876	$56,414,187	4,407,657	$49,598,565
Net investment income not yet distributed			$698,534		$579,836
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Schwab VIT Balanced Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Balanced Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio™
(formerly Schwab Money Market Portfolio™)
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab funds and Laudus funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2016, 100% of the fund's shares were held through two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
security’ s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of December 31, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for
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Financial Notes (continued)

3. Risk Factors (continued):
other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities and instruments.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund's investment allocation in the underlying funds and the underlying funds' asset allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-Cap Risk. Many of the risks of the underlying funds are associated with their investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—an underlying fund's small-cap holdings could reduce performance.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
•   Emerging Market Risk. An underlying fund's investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
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Financial Notes (continued)

3. Risk Factors (continued):
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company's prospects for growth of revenue and earnings. If a company's earnings or revenues fall short of expections, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and a fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic
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Financial Notes (continued)

3. Risk Factors (continued):
conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share
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Financial Notes (continued)

3. Risk Factors (continued):
price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2016, the Schwab VIT Balanced Portfolio's ownership percentages of other related funds' shares are:
Schwab Emerging Markets Equity ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.6%
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. REIT ETF	0.1%
Schwab U.S. Small-Cap ETF	0.1%
Schwab U.S. TIPS ETF	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	1.3%
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended December 31, 2016.
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 01/01/16 to 12/31/16	Distributions Received* 01/01/16 to 12/31/16
Schwab Emerging Markets Equity ETF	114,515	19,543	(9,653)	124,405	$2,682,172	($35,570)	$60,759
Schwab Intermediate-Term U.S. Treasury ETF	111,841	11,038	(122,879)	—	—	236,120	39,766
Schwab International Equity ETF	199,918	40,825	(19,005)	221,738	6,137,708	(65,994)	158,121
Schwab International Small-Cap Equity ETF	33,850	6,822	(3,290)	37,382	1,087,816	(8,778)	21,876
Schwab U.S. Aggregate Bond ETF	—	383,507	(11,777)	371,730	19,144,095	(1,035)	249,523
Schwab U.S. Large-Cap ETF	156,809	22,464	(18,074)	161,199	8,585,459	19,307	169,165
Schwab U.S. REIT ETF	80,742	16,068	(11,289)	85,521	3,509,782	33,458	97,970
Schwab U.S. Small-Cap ETF	37,649	8,122	(6,363)	39,408	2,422,804	20,243	38,248
Schwab U.S. TIPS ETF	15,987	5,966	(1,574)	20,379	1,117,584	(3,157)	14,962
Schwab Value Advantage Money Fund, Institutional Prime Shares	6,086,933	2,403	(6,089,336)	—	—	—	2,885
Schwab Variable Share Price Money Fund, Ultra Shares	—	7,514,841	—	7,514,841	7,517,095	—	25,530
Total					$52,204,515	$194,594	$878,805
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
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Schwab VIT Balanced Portfolio
Financial Notes (continued)

7. Purchases and Sales/Maturities of Investment Securities (continued):
Purchases of Securities	Sales/Maturities of Securities
34,496,850	$28,985,531

8. Federal Income Taxes:
As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$737,874
Undistributed long-term capital gains	377,164
Unrealized appreciation on investments	2,984,651
Unrealized depreciation on investments	(1,456,790)
Net unrealized appreciation (depreciation)	$1,527,861
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$580,069
Long-term capital gains	16,519
Prior period distributions
Ordinary income	$507,868
Long-term capital gains	30,406
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, no such reclassifications were required.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab VIT Balanced Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Balanced Portfolio
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Balanced Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the underlying funds, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
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Schwab VIT Balanced Portfolio
Other Federal Tax Information (unaudited)

For corporate shareholders, 26.71% of the fund's dividend distributions paid during the fiscal year ended December 31, 2016, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $16,519 as long-term capital gain dividends for the fiscal year ended December 31, 2016.
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Schwab VIT Balanced Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Schwab VIT Balanced Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab VIT Balanced Portfolio
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab VIT Balanced Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab VIT Balanced Portfolio
Glossary

Bloomberg Barclays Global Treasury ex-U.S. Index  An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.
Bloomberg Barclays High Yield Very Liquid Index  An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/ BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.
Bloomberg Barclays U.S. Aggregate: Agencies Index  An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.
Bloomberg Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Bloomberg Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Bloomberg Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Bloomberg Barclays 3 – 10 Year U.S. Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Select REIT Index  A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

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Schwab VIT Balanced Portfolio
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
VIT Balanced Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 2% Bloomberg Barclays Global Treasury ex-U.S. Capped Index, 34% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index, 2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 3% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 15% Dow Jones U.S. Large Cap Total Stock Market Index, 4% Dow Jones U.S. Small Cap Total Stock Market Index, 5% FTSE All Emerging Index (Net), 11% FTSE Developed ex-U.S. Index (Net), 2% FTSE
Developed Small Cap ex-U.S. Liquid Index (Net), 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 15% Dow Jones U.S. Large Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex-US Index (Net), 2% FTSE Developed Small Cap ex-US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index, 2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 12% Bloomberg Barclays 3–10 Year U.S. Treasury Bond Index, 2% Bloomberg Barclays U.S. Aggregate: Agencies Index, 6% Bloomberg Barclays U.S. Credit Index, 13% Bloomberg Barclays U.S. Mortgage Backed Securities Index, 2% Bloomberg Barclays Global Treasury ex-U.S. Capped Index, 1% Bloomberg Barclays High Yield Bond Very Liquid Index, 15% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index.

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Annual Report  |  December 31, 2016
Schwab VIT Balanced with Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab VIT Balanced with Growth Portfolio
The Investment Environment

Over the 12-month reporting period ended December 31, 2016, both equity and fixed-income markets generated positive returns. U.S. equities ended the year near record highs despite beginning the year with one of the worst starts in history, while many international equities struggled to gain traction amidst weak global growth and finished the reporting period only slightly ahead. In fixed-income markets, many investors sought the perceived safety of bonds as uncertainty remained heightened during much of 2016. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 11.96%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned 1.00%. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.65% for the 12-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 1.81%.
The 12-month reporting period was marked by bouts of volatility, especially in the first part of 2016. The price of crude oil fell sharply early in the year, causing a selloff in energy stocks and high-yield debt, and prices continued to fluctuate as the reporting period continued. Concerns about financial turmoil in China and in parts of Europe weighed on global economic growth, and currency movements and central bank policies in both the U.S. and abroad also contributed to market ups and downs. The results of the United Kingdom’s vote in June to leave the European Union (Brexit) referendum in June triggered a selloff in global equities and sent bond yields downward across the globe, with the yield on the 10-year Treasury note falling below 1.4% for the first time on record less than two weeks later. Additionally, the pound fell sharply against the U.S. dollar and continued to depreciate as the year continued, losing roughly 17% through the end of 2016. Though many markets calmed in late summer and early fall, uncertainty surrounding the U.S. presidential election contributed to an uptick in both equity and bond market volatility in October and November. Though U.S. equity markets initially fell after Election Day results were announced, stocks soon rebounded and 10-year Treasury yields rose to above 2.0%, staying there for the remainder of the year.
The U.S. economic picture generally improved, despite several uneven measurements during the reporting period. Nonfarm payroll numbers came in near expectations each month outside of a steep drop in May, and the unemployment rate dropped to 4.6% in November—the lowest level since before the 2008 financial crisis. The U.S. housing market continued to recover, with steady demand for single-family homes, and an overall upward trend in the number of building permits issued. Meanwhile, U.S. economic growth trended upwards after dipping slightly in the first quarter of 2016, with the third quarter’s measurement coming in as the fastest growth rate recorded in two years.
Asset Class Performance Comparison % returns during the 12 months ended 12/31/2016

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.

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Schwab VIT Balanced with Growth Portfolio
The Investment Environment (continued)

Over the 12-month reporting period, U.S. monetary policy remained accommodative. The Federal Reserve (Fed) left short-term interest rates unchanged through its November meeting, as concerns about inconsistent U.S. economic data and sluggish global growth remained. The Brexit vote and uncertainty surrounding the U.S. election further complicated the Fed’s decision. However, at the Fed’s last meeting of the year in December, members voted to raise the federal funds rate by 25 basis points to a range of 0.50% to 0.75%, with forecasts for two to three additional hikes in 2017. The Fed voiced optimism about the U.S. economy, noting belief that “….the economy will continue to perform well, with the job market strengthening further and inflation rising to 2% over the next couple of years.” U.S. stock markets initially fell after the Fed’s announcement, but then rallied to near record levels in the following days and weeks. The U.S. dollar also continued its upward trajectory, with the Wall Street Journal Dollar Index (WSJ Dollar Index)1 of the dollar’s value against the currencies of 16 major trading partners hitting a 14-year high one day after the Fed’s meeting.
Outside of the U.S., many other central banks continued to increase accommodative monetary policies. The European Central Bank stepped up its bond purchases, lowered a key interest rate further into negative territory, and launched a program to provide cheap funding for European banks. Facing a decelerating economy and heightened fears surrounding the devalued yuan, the People’s Bank of China cut its reserve requirement ratio and increased its lending facilities. Meanwhile, the Bank of Japan expanded its quantitative easing program over the reporting period and introduced negative interest rates, following central bank interest rate policies in Switzerland, Sweden, and Denmark.
Overall, U.S. bond yields remained low for much of 2016, and then increased toward the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose after the Fed increased the federal funds rate in December. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Reflecting improvements in both of these measurements, longer-term yields generally rose during the last six months of 2016, including a noticeable jump after the U.S. presidential election in November. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
[1]	The WSJ Dollar Index measures the U.S. dollar against a basket of 16 major currencies by basing its value on actual, up-to-date turnover by all participants in the foreign-exchange market.

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Schwab VIT Balanced with Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Managing Director, Senior Portfolio Manager, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

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Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of 12/31/16

The Schwab VIT Balanced with Growth Portfolio (the fund) seeks to provide long-term capital appreciation and income. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab, as well as unaffiliated ETFs. The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds. The fund uses the internally calculated VIT Balanced with Growth Composite Index (the composite index) as a performance gauge. The composite index comprises 61% equity, 30% fixed income, 5% cash, and 4% commodities.
Market Highlights. U.S. stocks posted double-digit gains for the 12-month reporting period in a year characterized by surprises, including the United Kingdom’s June vote to leave the European Union (Brexit) and the outcome of November’s U.S. presidential election. Large-cap stocks, represented by the S&P 500® Index, returned 11.96%, while small-cap stocks, represented by the Russell 2000® Index, returned 21.31%. Over the reporting period, the U.S. economy showed steady, albeit slow, gains, and in December, a full year after its last move, the Federal Reserve resumed its long-anticipated rate hike, raising the federal funds target rate by one-quarter point. Internationally, both developed and emerging markets struggled amid weak global commodity prices, slow growth in China, and economic concerns in Europe, among other impacts. Many foreign currencies depreciated versus the U.S. dollar over the 12-month reporting period, further reducing overall returns on overseas investments.
Performance. For the 12-month reporting period ended December 31, 2016, the fund returned 6.38%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 12.62% and 2.65%, respectively. The composite index, described above, returned 7.16%. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund that are not incurred by the index.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
The fund’s fixed-income exposures produced mixed returns. In the U.S., the fund’s exposure to inflation-protected bonds provided a positive return, but the fund’s core bond exposure detracted, with the Schwab U.S. Aggregate Bond Fund ETF™ down 1.93% since the fund’s investment in the ETF in June 2016. International bonds ended the year just barely in positive territory, with the SPDR® Bloomberg Barclays International Treasury Bond ETF up 0.64%.
With U.S. equities particularly strong for the reporting period, the fund’s position in the Schwab U.S. Large-Cap ETF™ was strongest contributor to the fund’s total return. The Schwab U.S. Large-Cap ETF, which returned nearly 12%, slightly outperformed its comparative index, also contributing to the fund’s relative performance. The fund’s exposures to U.S. small-cap stocks contributed notably to total performance, with the Schwab U.S. Small-Cap ETF™ returning nearly 20% for the reporting period. U.S. micro-cap stocks performed similarly, with the fund’s position in the iShares Micro-Cap ETF up over 20%. The fund’s real estate exposure also contributed, with the Schwab U.S. REIT ETF™ up 6.46%.
International equities were weaker but still contributed positively to overall fund performance. The fund’s emerging markets exposure was one of the strongest contributors to total return, with the Schwab Emerging Markets Equity ETF™ up 13.05% for the reporting period. International developed markets struggled but also contributed positively to total return, with the Schwab International Equity ETF™ returning 3.03% and the Schwab International Small-Cap Equity ETF™ returning 2.99%. Global commodities were strong, with the Credit Suisse Commodity Return Strategy I Fund returning 12.42% for the reporting period and outperforming its comparative index.
Management views may have changed since the report date.

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Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of 12/31/16 (continued)

Statistics
Number of Holdings	14
Portfolio Turnover Rate	33%
Asset Class Weightings % of Investments1

Top Holdings % of Net Assets2,3

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (July 25, 2012 – December 31, 2016)1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/12)	6.38%	2.61%	5.76%
VIT Balanced with Growth Composite Index	7.16%	3.42%	6.65%
S&P 500 Index	11.96%	8.87%	14.73%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	3.03%	1.64%
Fund Category: Morningstar Allocation – 50% to 70% Equity	6.48%	4.00%	7.98%
Fund Expense Ratio[3]: 0.69%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.14%. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.

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Schwab VIT Balanced with Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period 7/1/16-12/31/16[2]
Schwab VIT Balanced with Growth Portfolio
Actual Return	0.51%	$1,000.00	$1,025.70	$2.60
Hypothetical 5% Return	0.51%	$1,000.00	$1,022.54	$2.59

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. This ratio does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$11.80	$12.26	$11.86	$10.71	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19 [2]	0.17 [2]	0.19 [2]	0.23 [2]	0.09
Net realized and unrealized gains (losses)	0.56	(0.47)	0.30	0.93	0.62
Total from investment operations	0.75	(0.30)	0.49	1.16	0.71
Less distributions:
Distributions from net investment income	(0.16)	(0.15)	(0.09)	(0.01)	—
Distributions from net realized gains	(0.01)	(0.01)	(0.00) [3]	—	—
Total distributions	(0.17)	(0.16)	(0.09)	(0.01)	—
Net asset value at end of period	$12.38	$11.80	$12.26	$11.86	$10.71
Total return	6.38%	(2.47%)	4.15%	10.79%	7.10% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.51%	0.53%	0.55%	0.58%	0.58% [6]
Gross operating expenses[5]	0.51%	0.55%	0.57%	0.75%	16.10% [6]
Net investment income (loss)	1.55%	1.41%	1.53%	2.07%	4.80% [6]
Portfolio turnover rate	33% [7]	7%	8%	14%	1% [4]
Net assets, end of period (x 1,000,000)	$133	$116	$99	$70	$2

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The portfolio turnover ratio increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.

Schwab VIT Balanced with Growth Portfolio  |  Annual Report
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Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.1%	Other Investment Companies	125,049,153	130,455,784
1.9%	Short-Term Investments	2,565,744	2,565,744
100.0%	Total Investments	127,614,897	133,021,528
(0.0%)	Other Assets and Liabilities, Net		(2,878)
100.0%	Net Assets		133,018,650

Security	Number of Shares	Value ($)
Other Investment Companies 98.1% of net assets

U.S. Stocks 29.2%
Large-Cap 22.1%
Schwab U.S. Large-Cap ETF (a)	551,656	29,381,199
Micro-Cap 1.0%
iShares Micro-Cap ETF	16,000	1,373,440
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF (a)	132,478	8,144,747
		38,899,386

International Stocks 25.7%
Developed-Market Large-Cap 16.9%
Schwab International Equity ETF (a)	812,213	22,482,056
Developed-Market Small-Cap 2.9%
Schwab International Small-Cap Equity ETF (a)	131,875	3,837,563
Emerging-Market 5.9%
Schwab Emerging Markets Equity ETF (a)	365,522	7,880,654
		34,200,273

Real Assets 10.2%
Commodity 4.1%
Credit Suisse Commodity Return Strategy Fund, Class I *	1,066,518	5,407,247
Real Estate 6.1%
Schwab U.S. REIT ETF (a)	198,976	8,165,975
		13,573,222

Fixed Income 30.1%
Inflation-Protected Bond 2.0%
Schwab U.S. TIPS ETF (a)	49,142	2,694,947
Security	Number of Shares	Value ($)
Intermediate-Term Bond 27.1%
Schwab U.S. Aggregate Bond ETF (a)	699,249	36,011,323
International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF *	49,503	1,286,088
		39,992,358

Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.70% (a)(b)	3,789,408	3,790,545
Total Other Investment Companies
(Cost $125,049,153)		130,455,784
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
Australia & New Zealand Banking Group Ltd.
0.26%, 01/03/17 (c)	1,330,473	1,330,473
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (c)	1,235,271	1,235,271
Total Short-Term Investments
(Cost $2,565,744)		2,565,744

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $128,118,463 and the unrealized appreciation and depreciation were $9,452,734 and ($4,549,669), respectively, with a net unrealized appreciation of $4,903,065.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

Schwab VIT Balanced with Growth Portfolio  |  Annual Report
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Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings as of December 31, 2016 (continued)

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$130,455,784	$—	$—	$130,455,784
Short-Term Investments[1]	—	2,565,744	—	2,565,744
Total	$130,455,784	$2,565,744	$—	$133,021,528
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.

Schwab VIT Balanced with Growth Portfolio  |  Annual Report
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Schwab VIT Balanced with Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments in affiliated underlying funds, at value (cost $115,869,061)		$122,389,009
Investments in unaffiliated issuers, at value (cost $11,745,836)	+	10,632,519
Total investments, at value (cost $127,614,897)		133,021,528
Receivables:
Dividends		92,623
Interest		38
Prepaid expenses	+	599
Total assets		133,114,788
Liabilities
Payables:
Investments bought		2,987
Investment adviser and administrator fees		50,709
Fund shares redeemed		20,216
Accrued expenses	+	22,226
Total liabilities		96,138
Net Assets
Total assets		133,114,788
Total liabilities	–	96,138
Net assets		$133,018,650
Net Assets by Source
Capital received from investors		125,394,183
Net investment income not yet distributed		1,920,780
Net realized capital gains		297,056
Net unrealized capital appreciation		5,406,631

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$133,018,650		10,745,508		$12.38

Schwab VIT Balanced with Growth Portfolio  |  Annual Report
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Schwab VIT Balanced with Growth Portfolio
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Dividends received from affiliated underlying funds		$2,312,069
Dividends received from unaffiliated underlying funds		237,849
Interest	+	4,886
Total investment income		2,554,804
Expenses
Investment adviser and administrator fees		556,632
Professional fees		30,055
Independent trustees' fees		18,461
Transfer agent fees		8,650
Shareholder reports		7,789
Portfolio accounting fees		5,792
Custodian fees		4,082
Registration fees		498
Other expenses	+	2,118
Total expenses		634,077
Expense reduction by CSIM	–	98
Net expenses	–	633,979
Net investment income		1,920,825
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		410,959
Net realized gains on sales of unaffiliated underlying funds	+	346,234
Net realized gains		757,193
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		4,002,549
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	979,640
Net change in unrealized appreciation (depreciation)	+	4,982,189
Net realized and unrealized gains		5,739,382
Increase in net assets resulting from operations		$7,660,207

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Schwab VIT Balanced with Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$1,920,825	$1,535,976
Net realized gains (losses)		757,193	(66,066)
Net change in unrealized appreciation (depreciation)	+	4,982,189	(4,525,367)
Increase (decrease) in net assets from operations		7,660,207	(3,055,457)
Distributions to Shareholders
Distributions from net investment income		(1,597,912)	(1,356,819)
Distributions from net realized gains	+	(107,610)	(87,737)
Total distributions		($1,705,522)	($1,444,556)

Transactions in Fund Shares
		1/1/16-12/31/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,480,355	$17,855,320	2,055,682	$25,269,529
Shares reinvested		141,303	1,705,522	117,730	1,444,556
Shares redeemed	+	(667,612)	(8,071,943)	(480,612)	(5,915,610)
Net transactions in fund shares		954,046	$11,488,899	1,692,800	$20,798,475
Shares Outstanding and Net Assets
		1/1/16-12/31/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,791,462	$115,575,066	8,098,662	$99,276,604
Total increase	+	954,046	17,443,584	1,692,800	16,298,462
End of period		10,745,508	$133,018,650	9,791,462	$115,575,066
Net investment income not yet distributed			$1,920,780		$1,597,867

Schwab VIT Balanced with Growth Portfolio  |  Annual Report
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Schwab VIT Balanced with Growth Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Balanced with Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio™
(formerly Schwab Money Market Portfolio™)
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab funds and Laudus funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2016, 100% of the fund's shares were held through two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a

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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
security’ s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of December 31, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities and instruments.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund's investment allocation in the underlying funds and the underlying funds' asset allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-Cap Risk. Many of the risks of the underlying funds are associated with their investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—an underlying fund's small-cap holdings could reduce performance.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
•   Emerging Market Risk. An underlying fund's investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.

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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company's prospects for growth of revenue and earnings. If a company's earnings or revenues fall short of expections, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and a fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic

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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

3. Risk Factors (continued):
price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2016, the Schwab VIT Balanced with Growth Portfolio's ownership percentages of other related funds' shares are:
Schwab Emerging Markets Equity ETF	0.4%
Schwab International Equity ETF	0.3%
Schwab International Small-Cap Equity ETF	0.4%
Schwab U.S. Aggregate Bond ETF	1.1%
Schwab U.S. Large-Cap ETF	0.4%
Schwab U.S. REIT ETF	0.3%
Schwab U.S. Small-Cap ETF	0.2%
Schwab U.S. TIPS ETF	0.2%
Schwab Variable Share Price Money Fund, Ultra Shares	0.7%

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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended December 31, 2016.
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 01/01/16 to 12/31/16	Distributions Received* 01/01/16 to 12/31/16
Schwab Emerging Markets Equity ETF	326,853	47,819	(9,150)	365,522	$7,880,654	($49,159)	$172,763
Schwab Intermediate-Term U.S. Treasury ETF	195,906	8,249	(204,155)	—	—	391,492	66,969
Schwab International Equity ETF	717,109	106,453	(11,349)	812,213	22,482,056	(43,735)	576,613
Schwab International Small-Cap Equity ETF	120,170	13,221	(1,516)	131,875	3,837,563	(5,017)	77,173
Schwab U.S. Aggregate Bond ETF	—	699,249	—	699,249	36,011,323	—	456,355
Schwab U.S. Large-Cap ETF	531,657	43,191	(23,192)	551,656	29,381,199	24,542	562,566
Schwab U.S. REIT ETF	188,568	27,383	(16,975)	198,976	8,165,975	44,929	222,987
Schwab U.S. Small-Cap ETF	131,399	17,544	(16,465)	132,478	8,144,747	47,907	127,948
Schwab U.S. TIPS ETF	37,266	11,876	—	49,142	2,694,947	—	35,312
Schwab Value Advantage Money Fund, Institutional Prime Shares	2,776,312	1,096	(2,777,408)	—	—	—	1,316
Schwab Variable Share Price Money Fund, Ultra Shares	—	3,789,408	—	3,789,408	3,790,545	—	12,067
Total					$122,389,009	$410,959	$2,312,069
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

7. Purchases and Sales/Maturities of Investment Securities (continued):
Purchases of Securities	Sales/Maturities of Securities
52,741,632	$40,514,884

8. Federal Income Taxes:
As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,960,357
Undistributed long-term capital gains	761,045
Unrealized appreciation on investments	9,452,734
Unrealized depreciation on investments	(4,549,669)
Net unrealized appreciation (depreciation)	$4,903,065
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$1,597,912
Long-term capital gains	107,610
Prior period distributions
Ordinary income	$1,388,723
Long-term capital gains	55,833
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, no such reclassifications were required.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

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Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Balanced with Growth Portfolio
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Balanced with Growth Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the underlying funds, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Other Federal Tax Information (unaudited)

For corporate shareholders, 32.15% of the fund's dividend distributions paid during the fiscal year ended December 31, 2016, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $107,610 as long-term capital gain dividends for the fiscal year ended December 31, 2016.

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Schwab VIT Balanced with Growth Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab VIT Balanced with Growth Portfolio
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Schwab VIT Balanced with Growth Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
Glossary

Bloomberg Barclays Global Treasury ex-U.S. Index  An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.
Bloomberg Barclays High Yield Very Liquid Index  An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/ BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.
Bloomberg Barclays U.S. Aggregate: Agencies Index  An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.
Bloomberg Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Bloomberg Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Bloomberg Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Bloomberg Barclays 3 – 10 Year U.S. Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Select REIT Index  A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Schwab VIT Balanced with Growth Portfolio
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
VIT Balanced with Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 1% Bloomberg Barclays Global Treasury ex-U.S. Capped Index, 27% Bloomberg Barclays U.S. Aggregate Bond Index, 5% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index, 2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 22% Dow Jones U.S. Large Cap Total Stock Market Index, 6% Dow Jones U.S. Small Cap Total Stock Market Index, 6% FTSE All Emerging Index (Net), 17% FTSE Developed ex-U.S. Index (Net), 3% FTSE
Developed Small Cap ex-U.S. Liquid Index (Net), 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 22% Dow Jones U.S. Large Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 2% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 9% Bloomberg Barclays 3–10 Year U.S. Treasury Bond Index, 2% Bloomberg Barclays U.S. Aggregate: Agencies Index, 4% Bloomberg Barclays U.S. Credit Index, 11% Bloomberg Barclays U.S. Mortgage Backed Securities Index, 1% Bloomberg Barclays Global Treasury ex-U.S. [Capped] Index, 1% Bloomberg Barclays High Yield Bond Very Liquid Index, 5% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index.

Schwab VIT Balanced with Growth Portfolio  |  Annual Report

Notes

Notes

Notes

Annual Report  |  December 31, 2016
Schwab VIT Growth Portfolio

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

Schwab VIT Growth Portfolio
The Investment Environment

Over the 12-month reporting period ended December 31, 2016, both equity and fixed-income markets generated positive returns. U.S. equities ended the year near record highs despite beginning the year with one of the worst starts in history, while many international equities struggled to gain traction amidst weak global growth and finished the reporting period only slightly ahead. In fixed-income markets, many investors sought the perceived safety of bonds as uncertainty remained heightened during much of 2016. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 11.96%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned 1.00%. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.65% for the 12-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 1.81%.
The 12-month reporting period was marked by bouts of volatility, especially in the first part of 2016. The price of crude oil fell sharply early in the year, causing a selloff in energy stocks and high-yield debt, and prices continued to fluctuate as the reporting period continued. Concerns about financial turmoil in China and in parts of Europe weighed on global economic growth, and currency movements and central bank policies in both the U.S. and abroad also contributed to market ups and downs. The results of the United Kingdom’s vote in June to leave the European Union (Brexit) referendum in June triggered a selloff in global equities and sent bond yields downward across the globe, with the yield on the 10-year Treasury note falling below 1.4% for the first time on record less than two weeks later. Additionally, the pound fell sharply against the U.S. dollar and continued to depreciate as the year continued, losing roughly 17% through the end of 2016. Though many markets calmed in late summer and early fall, uncertainty surrounding the U.S. presidential election contributed to an uptick in both equity and bond market volatility in October and November. Though U.S. equity markets initially fell after Election Day results were announced, stocks soon rebounded and 10-year Treasury yields rose to above 2.0%, staying there for the remainder of the year.
The U.S. economic picture generally improved, despite several uneven measurements during the reporting period. Nonfarm payroll numbers came in near expectations each month outside of a steep drop in May, and the unemployment rate dropped to 4.6% in November—the lowest level since before the 2008 financial crisis. The U.S. housing market continued to recover, with steady demand for single-family homes, and an overall upward trend in the number of building permits issued. Meanwhile, U.S. economic growth trended upwards after dipping slightly in the first quarter of 2016, with the third quarter’s measurement coming in as the fastest growth rate recorded in two years.
Asset Class Performance Comparison % returns during the 12 months ended 12/31/2016

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
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Schwab VIT Growth Portfolio
The Investment Environment (continued)

Over the 12-month reporting period, U.S. monetary policy remained accommodative. The Federal Reserve (Fed) left short-term interest rates unchanged through its November meeting, as concerns about inconsistent U.S. economic data and sluggish global growth remained. The Brexit vote and uncertainty surrounding the U.S. election further complicated the Fed’s decision. However, at the Fed’s last meeting of the year in December, members voted to raise the federal funds rate by 25 basis points to a range of 0.50% to 0.75%, with forecasts for two to three additional hikes in 2017. The Fed voiced optimism about the U.S. economy, noting belief that “….the economy will continue to perform well, with the job market strengthening further and inflation rising to 2% over the next couple of years.” U.S. stock markets initially fell after the Fed’s announcement, but then rallied to near record levels in the following days and weeks. The U.S. dollar also continued its upward trajectory, with the Wall Street Journal Dollar Index (WSJ Dollar Index)1 of the dollar’s value against the currencies of 16 major trading partners hitting a 14-year high one day after the Fed’s meeting.
Outside of the U.S., many other central banks continued to increase accommodative monetary policies. The European Central Bank stepped up its bond purchases, lowered a key interest rate further into negative territory, and launched a program to provide cheap funding for European banks. Facing a decelerating economy and heightened fears surrounding the devalued yuan, the People’s Bank of China cut its reserve requirement ratio and increased its lending facilities. Meanwhile, the Bank of Japan expanded its quantitative easing program over the reporting period and introduced negative interest rates, following central bank interest rate policies in Switzerland, Sweden, and Denmark.
Overall, U.S. bond yields remained low for much of 2016, and then increased toward the end of the reporting period. Short-term rates, which are directly influenced by Fed policy, rose after the Fed increased the federal funds rate in December. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Reflecting improvements in both of these measurements, longer-term yields generally rose during the last six months of 2016, including a noticeable jump after the U.S. presidential election in November. The yields on many international government-backed securities also remained lower than those in the U.S., with some in negative territory, further increasing the appeal of U.S. Treasuries.
[1]	The WSJ Dollar Index measures the U.S. dollar against a basket of 16 major currencies by basing its value on actual, up-to-date turnover by all participants in the foreign-exchange market.
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Schwab VIT Growth Portfolio
Portfolio Management

Zifan Tang, Ph.D., CFA, Managing Director, Senior Portfolio Manager, leads the portfolio management team and has overall responsibility for all aspects of the management of the fund. She was appointed portfolio manager of the fund in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
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Schwab VIT Growth Portfolio
Performance and Fund Facts as of 12/31/16

The Schwab VIT Growth Portfolio (the fund) seeks to provide long-term capital appreciation. To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The fund is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab, as well as unaffiliated ETFs. The fund may also invest in affiliated Schwab Funds and Laudus Funds and unaffiliated third-party mutual funds. The fund uses the internally calculated VIT Growth Composite Index (the composite index) as a performance gauge. The composite index comprises 78% equity, 13% fixed income, 5% cash, and 4% commodities.
Market Highlights. U.S. stocks posted double-digit gains for the 12-month reporting period in a year characterized by surprises, including the United Kingdom’s June vote to leave the European Union (Brexit) and the outcome of November’s U.S. presidential election. Large-cap stocks, represented by the S&P 500® Index, returned 11.96%, while small-cap stocks, represented by the Russell 2000® Index, returned 21.31%. Over the reporting period, the U.S. economy showed steady, albeit slow, gains, and in December, a full year after its last move, the Federal Reserve resumed its long-anticipated rate hike, raising the federal funds target rate by one-quarter point. Internationally, both developed and emerging markets struggled amid weak global commodity prices, slow growth in China, and economic concerns in Europe, among other impacts. Many foreign currencies depreciated versus the U.S. dollar over the 12-month reporting period, further reducing overall returns on overseas investments.
Performance. For the 12-month reporting period ended December 31, 2016, the fund returned 7.67%. The Dow Jones U.S. Total Stock Market Index and the Bloomberg Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 12.62% and 2.65%, respectively. The composite index, described above, returned 8.40%. Differences between the return of the fund and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the fund that are not incurred by the index.
Positioning and Strategies. The fund’s allocations were broadly in line with those of the composite index.
The fund’s fixed-income exposures produced mixed returns. In the U.S., the fund’s exposures to inflation-protected bonds posted a positive return, but the fund’s core bond exposure detracted, with the Schwab U.S. Aggregate Bond Fund ETF™ down 1.93% since the fund’s investment in the ETF in June 2016.
With U.S. equities particularly strong for the reporting period, the fund’s position in the Schwab U.S. Large-Cap ETF™ was strongest contributor to the fund’s total return. The Schwab U.S. Large-Cap ETF, which returned nearly 12%, slightly outperformed its comparative index, also contributing to the fund’s relative performance. The fund’s exposures to U.S. small-cap stocks contributed notably to total performance, with the Schwab U.S. Small-Cap ETF™ returning nearly 20% for the reporting period. U.S. micro-cap stocks performed similarly, with the fund’s position in the iShares Micro-Cap ETF up over 20%. The fund’s real estate exposure also contributed, with the Schwab U.S. REIT ETF™ up 6.46%.
International equities were weaker but still contributed positively to overall fund performance. The fund’s emerging markets exposure was one of the strongest contributors to total return, with the Schwab Emerging Markets Equity ETF™ up 13.05% for the reporting period. International developed markets struggled but also contributed positively to total return, with the Schwab International Equity ETF™ returning 3.03% and the Schwab International Small-Cap Equity ETF™ returning 2.99%. Global commodities were strong, with the Credit Suisse Commodity Return Strategy I Fund returning 12.42% for the reporting period and outperforming its comparative index.
Management views may have changed since the report date.
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Schwab VIT Growth Portfolio
Performance and Fund Facts as of 12/31/16 (continued)

Statistics
Number of Holdings	15
Portfolio Turnover Rate	21%
Asset Class Weightings % of Investments1

Top Holdings % of Net Assets2,3

Portfolio holdings may have changed since the report date.
[1]	The fund intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
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Schwab VIT Growth Portfolio
Performance and Fund Facts as of 12/31/16 (continued)

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (July 25, 2012 – December 31, 2016)1

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	3 Years	Since Inception
Fund: Schwab VIT Growth Portfolio (07/25/12)	7.67%	2.83%	7.46%
VIT Growth Composite Index	8.40%	3.63%	8.24%
S&P 500 Index	11.96%	8.87%	14.73%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	3.03%	1.64%
Fund Category: Morningstar Allocation – 70% to 85% Equity	7.24%	3.66%	9.02%
Fund Expense Ratio[3]: 0.66%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund's returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.12%. Reflects the total annual fund operating expenses without contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
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Schwab VIT Growth Portfolio
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2016 and held through December 31, 2016.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/16	Ending Account Value (Net of Expenses) at 12/31/16	Expenses Paid During Period 7/1/16-12/31/16[2]
Schwab VIT Growth Portfolio
Actual Return	0.51%	$1,000.00	$1,043.30	$2.62
Hypothetical 5% Return	0.51%	$1,000.00	$1,022.54	$2.59

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio. This ratio does not include certain non-routine expenses, such as proxy expenses.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 366 days of the fiscal year.
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Schwab VIT Growth Portfolio
Financial Statements
Financial Highlights
	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$12.50	$13.05	$12.65	$10.95	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20 [2]	0.19 [2]	0.20 [2]	0.33 [2]	0.13
Net realized and unrealized gains (losses)	0.75	(0.55)	0.30	1.37	0.82
Total from investment operations	0.95	(0.36)	0.50	1.70	0.95
Less distributions:
Distributions from net investment income	(0.17)	(0.17)	(0.10)	(0.00) [3]	—
Distributions from net realized gains	(0.02)	(0.02)	(0.00) [3]	—	—
Total distributions	(0.19)	(0.19)	(0.10)	(0.00) [3]	—
Net asset value at end of period	$13.26	$12.50	$13.05	$12.65	$10.95
Total return	7.67%	(2.85%)	3.97%	15.56%	9.50% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.51%	0.52%	0.54%	0.58%	0.59% [6],[7]
Gross operating expenses[5]	0.51%	0.54%	0.56%	0.77%	26.08% [6]
Net investment income (loss)	1.54%	1.42%	1.56%	2.72%	3.96% [6]
Portfolio turnover rate	21% [8]	7%	9%	9%	29% [4]
Net assets, end of period (x 1,000,000)	$131	$121	$107	$77	$1

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
The ratio of net operating expenses would have been 0.58%, if interest expense had not been incurred.
8
The portfolio turnover ratio increased due to the consolidation of multiple unaffiliated investments into the Schwab U.S. Aggregate Bond ETF, which reduces costs for shareholders.
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See financial notes

Schwab VIT Growth Portfolio
Portfolio Holdings as of December 31, 2016

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
97.1%	Other Investment Companies	119,190,751	127,207,275
3.0%	Short-Term Investments	4,002,172	4,002,172
100.1%	Total Investments	123,192,923	131,209,447
(0.1%)	Other Assets and Liabilities, Net		(176,560)
100.0%	Net Assets		131,032,887

Security	Number of Shares	Value ($)
Other Investment Companies 97.1% of net assets

U.S. Stocks 38.3%
Large-Cap 29.0%
Schwab U.S. Large-Cap ETF (a)	713,754	38,014,538
Micro-Cap 2.1%
iShares Micro-Cap ETF	31,067	2,666,792
Small-Cap 7.2%
Schwab U.S. Small-Cap ETF (a)	153,742	9,452,058
		50,133,388

International Stocks 33.6%
Developed-Market Large-Cap 20.8%
Schwab International Equity ETF (a)	985,595	27,281,270
Developed-Market Small-Cap 4.9%
Schwab International Small-Cap Equity ETF (a)	219,885	6,398,653
Emerging-Market 7.9%
Schwab Emerging Markets Equity ETF (a)	478,882	10,324,696
		44,004,619

Real Assets 10.1%
Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	1,035,689	5,250,943
Real Estate 6.1%
Schwab U.S. REIT ETF (a)	195,611	8,027,875
		13,278,818

Fixed Income 12.7%
Inflation-Protected Bond 0.9%
Schwab U.S. TIPS ETF (a)	22,683	1,243,936
Security	Number of Shares	Value ($)
Intermediate-Term Bond 11.8%
Schwab U.S. Aggregate Bond ETF (a)	300,053	15,452,729
		16,696,665

Money Market Fund 2.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.70% (a)(b)	3,092,857	3,093,785
Total Other Investment Companies
(Cost $119,190,751)		127,207,275
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Australia & New Zealand Banking Group Ltd.
0.26%, 01/03/17 (c)	1,307,456	1,307,456
BNP Paribas
0.26%, 01/03/17 (c)	1,307,456	1,307,456
DNB
0.26%, 01/03/17 (c)	79,804	79,804
Sumitomo Mitsui Banking Corp.
0.26%, 01/03/17 (c)	1,307,456	1,307,456
Total Short-Term Investments
(Cost $4,002,172)		4,002,172

End of Investments.

At 12/31/16, the tax basis cost of the fund's investments was $124,123,164 and the unrealIzed appreciation and depreciation were $11,618,568 and ($4,532,285), respectively, with a net unrealized appreciation of $7,086,283.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

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See financial notes

Schwab VIT Growth Portfolio
Portfolio Holdings as of December 31, 2016 (continued)

The following is a summary of the inputs used to value the fund's investments as of December 31, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$127,207,275	$—	$—	$127,207,275
Short-Term Investments[1]	—	4,002,172	—	4,002,172
Total	$127,207,275	$4,002,172	$—	$131,209,447
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
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Schwab VIT Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2016
Assets
Investments in affiliated underlying funds, at value (cost $110,603,569)		$119,289,540
Investments in unaffiliated issuers, at value (cost $12,589,354)	+	11,919,907
Total investments, at value (cost $123,192,923)		131,209,447
Receivables:
Fund shares sold		356,094
Dividends		41,537
Interest		53
Prepaid expenses	+	608
Total assets		131,607,739
Liabilities
Payables:
Investments bought		502,545
Investment adviser and administrator fees		49,660
Fund shares redeemed		502
Accrued expenses	+	22,145
Total liabilities		574,852
Net Assets
Total assets		131,607,739
Total liabilities	–	574,852
Net assets		$131,032,887
Net Assets by Source
Capital received from investors		121,634,949
Net investment income not yet distributed		1,909,405
Net realized capital losses		(527,991)
Net unrealized capital appreciation		8,016,524

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$131,032,887		9,880,097		$13.26

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Schwab VIT Growth Portfolio
Statement of Operations

For the period January 1, 2016 through December 31, 2016
Investment Income
Dividends received from affiliated underlying funds		$2,422,870
Dividends received from unaffiliated underlying funds		119,504
Interest	+	4,813
Total investment income		2,547,187
Expenses
Investment adviser and administrator fees		559,208
Professional fees		30,248
Independent trustees' fees		18,701
Transfer agent fees		8,482
Shareholder reports		8,088
Portfolio accounting fees		5,793
Custodian fees		3,970
Registration fees		497
Other expenses	+	2,189
Total expenses	–	637,176
Net investment income		1,910,011
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(47,662)
Net realized gains on sales of unaffiliated underlying funds	+	158,743
Net realized gains		111,081
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		6,251,836
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	1,101,024
Net change in unrealized appreciation (depreciation)	+	7,352,860
Net realized and unrealized gains		7,463,941
Increase in net assets resulting from operations		$9,373,952
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Schwab VIT Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/16-12/31/16		1/1/15-12/31/15
Net investment income		$1,910,011	$1,660,256
Net realized gains (losses)		111,081	(208,886)
Net change in unrealized appreciation (depreciation)	+	7,352,860	(5,346,258)
Increase (decrease) in net assets from operations		9,373,952	(3,894,888)
Distributions to Shareholders
Distributions from net investment income		(1,689,400)	(1,520,306)
Distributions from net realized gains	+	(147,955)	(172,844)
Total distributions		($1,837,355)	($1,693,150)

Transactions in Fund Shares
		1/1/16-12/31/16		1/1/15-12/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,000,411	$12,651,848	1,970,916	$25,958,054
Shares reinvested		144,560	1,837,356	128,953	1,693,150
Shares redeemed	+	(934,469)	(11,869,427)	(600,638)	(7,806,943)
Net transactions in fund shares		210,502	$2,619,777	1,499,231	$19,844,261
Shares Outstanding and Net Assets
		1/1/16-12/31/16		1/1/15-12/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,669,595	$120,876,513	8,170,364	$106,620,290
Total increase	+	210,502	10,156,374	1,499,231	14,256,223
End of period		9,880,097	$131,032,887	9,669,595	$120,876,513
Net investment income not yet distributed			$1,909,405		$1,688,794
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Schwab VIT Growth Portfolio
Financial Notes

1. Business Structure of the Fund:
Schwab VIT Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS (ORGANIZED JANUARY 21, 1994)
Schwab Government Money Market Portfolio™
(formerly Schwab Money Market Portfolio™)
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab funds and Laudus funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2016, 100% of the fund's shares were held through two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a
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Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
security’ s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of December 31, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for
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Financial Notes (continued)

3. Risk Factors (continued):
other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund or vice versa. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities and instruments.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund's investment allocation in the underlying funds and the underlying funds' asset allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-Cap Risk. Many of the risks of the underlying funds are associated with their investments in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—an underlying fund's small-cap holdings could reduce performance.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
•   Emerging Market Risk. An underlying fund's investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
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Financial Notes (continued)

3. Risk Factors (continued):
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company's prospects for growth of revenue and earnings. If a company's earnings or revenues fall short of expections, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. A change in a central bank's monetary policy or improving economic conditions, among other things, may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and a fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic
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Financial Notes (continued)

3. Risk Factors (continued):
conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share
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Financial Notes (continued)

3. Risk Factors (continued):
price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2016, the Schwab VIT Growth Portfolio's ownership percentages of other related funds' shares are:
Schwab Emerging Markets Equity ETF	0.5%
Schwab International Equity ETF	0.4%
Schwab International Small-Cap Equity ETF	0.7%
Schwab U.S. Aggregate Bond ETF	0.5%
Schwab U.S. Large-Cap ETF	0.5%
Schwab U.S. REIT ETF	0.3%
Schwab U.S. Small-Cap ETF	0.2%
Schwab U.S. TIPS ETF	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.5%
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended December 31, 2016.
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/16	Market Value at 12/31/16	Realized Gains (Losses) 01/01/16 to 12/31/16	Distributions Received* 01/01/16 to 12/31/16
Schwab Emerging Markets Equity ETF	466,231	47,254	(34,603)	478,882	$10,324,696	($154,068)	$224,673
Schwab Intermediate-Term U.S. Treasury ETF	110,435	5,119	(115,554)	—	—	239,239	38,658
Schwab International Equity ETF	924,637	90,347	(29,389)	985,595	27,281,270	(131,439)	692,523
Schwab International Small-Cap Equity ETF	209,490	19,869	(9,474)	219,885	6,398,653	(30,807)	126,648
Schwab U.S. Aggregate Bond ETF	—	302,257	(2,204)	300,053	15,452,729	315	198,973
Schwab U.S. Large-Cap ETF	729,210	24,868	(40,324)	713,754	38,014,538	(40,727)	741,124
Schwab U.S. REIT ETF	197,248	16,415	(18,052)	195,611	8,027,875	59,645	222,906
Schwab U.S. Small-Cap ETF	160,400	14,043	(20,701)	153,742	9,452,058	10,706	148,752
Schwab U.S. TIPS ETF	16,084	7,031	(432)	22,683	1,243,936	(526)	16,082
Schwab Value Advantage Money Fund, Ultra Shares	3,080,543	1,216	(3,081,759)	—	—	—	1,460
Schwab Variable Share Price Money Fund, Ultra Shares	—	3,092,857	—	3,092,857	3,093,785	—	11,071
Total					$119,289,540	($47,662)	$2,422,870
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
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Financial Notes (continued)

7. Purchases and Sales/Maturities of Investment Securities (continued):
Purchases of Securities	Sales/Maturities of Securities
27,507,879	$25,362,921

8. Federal Income Taxes:
As of December 31, 2016, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,909,405
Undistributed long-term capital gains	402,250
Unrealized appreciation on investments	11,618,568
Unrealized depreciation on investments	(4,532,285)
Net unrealized appreciation (depreciation)	$7,086,283
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$1,689,400
Long-term capital gains	147,955
Prior period distributions
Ordinary income	$1,569,173
Long-term capital gains	123,977
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2016, no such reclassifications were required.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.
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Financial Notes (continued)

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Growth Portfolio
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Growth Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2016 by correspondence with the custodian, brokers and the respective transfer agent of the underlying funds, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2017
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Schwab VIT Growth Portfolio
Other Federal Tax Information (unaudited)

For corporate shareholders, 42.92% of the fund's dividend distributions paid during the fiscal year ended December 31, 2016, qualify for the corporate dividends received deduction.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $147,955 as long-term capital gain dividends for the fiscal year ended December 31, 2016.
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Schwab VIT Growth Portfolio
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 110 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	110	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	110	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	110	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	110	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Schwab VIT Growth Portfolio
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	110	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	110	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	110	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	110	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	110	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab VIT Growth Portfolio
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	110	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	110	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 - Feb. 2016), Schwab Holdings, Inc.	110	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab VIT Growth Portfolio
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab VIT Growth Portfolio
Glossary

Bloomberg Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Bloomberg Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Bloomberg Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Bloomberg Barclays 3 – 10 Year U.S. Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Select REIT Index  A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
VIT Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations effective June 8, 2016: 12% Bloomberg Barclays U.S. Aggregate Bond Index, 5% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index, 1% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small Cap Total Stock Market Index, 8% FTSE All Emerging Index (Net), 21% FTSE Developed ex-U.S. Index (Net), 5% FTSE Developed Small Cap ex-U.S. Liquid Index (Net), 2% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 1% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), 5% Bloomberg Barclays 3–10 Year U.S. Treasury Bond Index, 2% Bloomberg Barclays U.S. Credit Index, 5% Bloomberg Barclays U.S. Mortgage Backed Securities Index, 5% Bloomberg Barclays U.S. Treasury Bills 1–3 Month Index.

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Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel, Robert W. Burns and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Mr. Burns and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b)Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2015	Fiscal Year 2016	Fiscal Year 2015
$150,743	$170,684	$0	$0	$14,626	$14,626	$0	$2,027

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)	(1)	Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2016: $14,626	2015: $	16,653

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	02/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	02/13/2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	02/13/2017